                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /


      Post-Effective Amendment No.  19                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/


      Amendment No. 16                                               /X/
                       ---------------------------------


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
               Marc L. Collins, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b)


      _X_     on April 29, 2005, pursuant to paragraph (b)(1)(ix)


      ___     60 days after filing pursuant to paragraph (a)(i)


      ___     on (date) pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.


You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, Prudential Series Fund, Inc., PIMCO Variable Insurance Trust, Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

FORM V-4827                       MAY 1, 2005

                               TABLE OF CONTENTS


Available Funds..........................     2
Fee Table................................     4
Accumulation Unit Values.................     5
  Financial Statements...................    12
The Ohio National Companies..............    13
  Ohio National Life.....................    13
  Ohio National Variable Account D.......    13
  The Funds..............................    13
  Mixed and Shared Funding...............    13
  Voting Rights..........................    14
Distribution of the Contracts............    14
Deductions and Expenses..................    14
  Surrender Charge.......................    14
  Deduction for Account Expenses.........    15
  Deduction for Mortality and Expense
     Fees................................    15
  Limitations on Deductions..............    15
  Transfer Fee...........................    15
  Deduction for State Premium Tax........    16
  Fund Expenses..........................    16
Description of the Contracts.............    16
Accumulation.............................    16
  Contribution Provisions................    16
  Accumulation Units.....................    16
  Crediting Accumulation Units...........    16
  Allocation of Contributions............    17
  Accumulation Unit Value and Contract
     Value...............................    17
  Net Investment Factor..................    17
  Surrender and Withdrawal...............    17
  Transfers among Subaccounts............    18
  Electronic Access......................    19
  Payment of Plan Benefits...............    20
Guaranteed Account.......................    20
Annuity Benefits.........................    21
  Purchasing an Annuity..................    21
  Annuity Options........................    21
  Determination of Amount of the First
     Variable Annuity Payment............    22
  Annuity Units and Variable Payments....    22
  Transfers after Annuity Purchase.......    23
Other Contract Provisions................    23
  Assignment.............................    23
  Reports and Confirmations..............    23
  Substitution for Fund Shares...........    23
  Contract Owner Inquires................    23
Performance Data.........................    23
Federal Tax Status.......................    24
  Tax-Deferred Annuities.................    25
  Qualified Pension or Profit-Sharing
     Plans...............................    26
  Withholding on Annuity Payments........    26
Statement of Additional Information
  Contents...............................    27


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Fund Adviser, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)      (Suffolk Capital Management, LLC)
International Portfolio                        (Federated Global Investment Management Corp.)
International Small Company Portfolio          (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Discovery (formerly called Small Cap)          (Founders Asset Management LLC)
  Portfolio
Aggressive Growth Portfolio                    (Janus Capital Management LLC)
Small Cap Growth (formerly called Core
  Growth) Portfolio                            (UBS Global Asset Management (Americas), Inc.)
Mid Cap Opportunity (formerly Growth &         (RS Investment Management, L.P.)
  Income) Portfolio
Capital Growth Portfolio                       (Eagle Asset Management, Inc.)
S&P 500 Index(R) Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Management Company)
Blue Chip Portfolio                            (Federated Equity Management Company at Pennsylvania)
Nasdaq-100(R) Index Portfolio                  Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)           (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap         (Suffolk Capital Management, LLC)
  stocks)
U.S. Equity Portfolio                          (ICON Advisers, Inc.)
Balanced Portfolio                             (ICON Advisers, Inc.)
Covered Call Portfolio                         (ICON Advisers, Inc.)


FORM V-4827

CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                            (Atlanta Capital Management Company, L.L.C.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                             (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  SERVICE CLASS 2
VIP Contrafund(R) Portfolio (a value fund)         Fidelity Management & Research Company
VIP Mid Cap Portfolio                              Fidelity Management & Research Company
VIP Growth Portfolio                               Fidelity Management & Research Company
VIP Equity Income Portfolio                        Fidelity Management & Research Company
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
Franklin Income Securities Fund                    Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund           Franklin Advisers, Inc.
Templeton Foreign Securities Fund                  Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund               Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund            Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                  Goldman Sachs Asset Management, L.P.
JANUS ADVISER SERIES
Janus Adviser Large Cap Growth Fund                Janus Capital Management LLC
Janus Adviser Worldwide Fund                       Janus Capital Management LLC
Janus Adviser Balanced Fund                        Janus Capital Management LLC
Janus Adviser International Fund                   Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                   Robert Fleming, Inc.
JPMorgan Small Company Portfolio                   J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio              Lazard Asset Management
Lazard Retirement Emerging Markets Portfolio       Lazard Asset Management
Lazard Retirement International Equity Portfolio   Lazard Asset Management
Lazard Retirement Equity Portfolio                 Lazard Asset Management
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series                  Massachusetts Financial Services Company
MFS Mid Cap Growth Series                          Massachusetts Financial Services Company
MFS New Discovery Series                           Massachusetts Financial Services Company
MFS Total Return Series                            Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                              Pacific Investment Management Company LLC
Total Return Portfolio                             Pacific Investment Management Company LLC
Global Bond Portfolio                              Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)           Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth Jennison Associates LLC fund)
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                          Royce & Associates, LLC
Royce Micro-Cap Portfolio                          Royce & Associates, LLC
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
All Cap Fund                                       Salomon Brothers Asset Management, Inc.
Investors Fund                                     Salomon Brothers Asset Management, Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
U.S. Real Estate Portfolio                         Van Kampen*
Core Plus Fixed Income Portfolio                   Van Kampen


* Morgan Stanley Investment Management Inc., the investment adviser to this portfolio, does business in certain instances as Van Kampen.

FORM V-4827

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


            CONTRACT OWNER TRANSACTION EXPENSES                    YEARS                CHARGE
            -----------------------------------                -------------   ------------------------
The Surrender Charge is a percentage of value withdrawn; the percentage varies with the number of years from the
  establishment of each participant's account) (No charge
  for withdrawals for plan payments.)                               1st                    7%
                                                                    2nd                    6%
                                                                    3rd                    5%
                                                                    4th                    4%
                                                                    5th                    3%
                                                                    6th                    2%
                                                                    7th                    1%
                                                               8th and later               0%
Transfer Fee (this fee is currently being waived)                                         $5
Premium Tax (charged upon annuitization)                                             0.5% to 4.0%
                                                                               depending on state law


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)


Mortality and Expense Risk Fees                          1.00%
Account Expenses                                         0.35%
                                                         ----
Total Separate Account Annual Expenses                   1.35%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM      MAXIMUM
                                                              WITHOUT      WITHOUT
                                                              WAIVERS      WAIVERS
                                                              -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)              0.40%        3.89%


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.


THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER.


THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$1,225         $2,093         $2,913          $5,277


FORM V-4827

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$524           $1,569         $2,611          $5,277


                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Small Cap
                               Growth (originally called Core Growth), Mid Cap
                               Opportunity (originally called Growth & Income) and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, and Blue Chip portfolios, the Dow Target
                               Variable Funds, the Goldman Sachs Variable
                               Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van
                               Kampen (formerly Morgan Stanley) Universal
                               Institutional Funds U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio and
                               Fidelity Variable Insurance Products Fund portfolios were added

May 1, 2001                    Dow Target Variable Fund and Strong Multi Cap
                               Value Fund II (formerly called Strong Schafer
                               Value Fund II) were no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

November 1, 2002               PIMCO Variable Insurance Trust funds were added

May 1, 2003                    Dreyfus Variable Investment Fund and Royce
                               Capital Fund added. Calvert Variable Series, Inc.
                               Social Equity portfolio replaced Ohio National
                               Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The
                               Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers

October 1, 2003                Fidelity VIP Equity-Income Portfolio was added,
                               Janus Adviser International Portfolio was added,
                               PBHG Insurance Fund was added, The Prudential
                               Series Fund was added, UBS Series Trust was added, Van Kampen Core Plus Fixed Income
                               Portfolio was added.

May 1, 2004                    PBHG Series Trust were no longer available for
                               new contracts. The Strong Variable Insurance
                               Funds, Inc. were no longer available in new contracts.


May 1, 2005                    Ohio National Fund U.S. Equity, Balanced and
                               Covered Call portfolios added. Salomon Brothers
                               Variable Series, All Cap Fund and Investors Fund added. The Lazard Retirement Series Lazard
                               Retirement International Equity Portfolio and
                               Equity Portfolio were added. Franklin Templeton
                               Variable Insurance Products Trust funds were added.


FORM V-4827

OHIO NATIONAL FUND, INC.:

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1995              $10.00             $12.20           13,287
                                               1996               12.20              14.24           32,583
                                               1997               14.24              16.61           74,941
                                               1998               16.61              17.32          107,618
                                               1999               17.32              20.49          123,655
                                               2000               20.49              18.87          114,667
                                               2001               18.87              17.05          115,133
                                               2002               17.05              13.67          123,529
                                               2003               13.67              19.47          149,235
                                               2004               19.47              21.60          163,717
Money Market                                   1995               10.00              10.35            1,732
                                               1996               10.35              10.74            7,977
                                               1997               10.74              11.16           32,475
                                               1998               11.16              11.61           48,567
                                               1999               11.61              12.03           72,108
                                               2000               12.03              12.62           56,828
                                               2001               12.62              12.92           71,555
                                               2002               12.92              12.93          113,201
                                               2003               12.93              12.85          103,074
                                               2004               12.85              12.81           97,121
Bond                                           1995               10.00              11.21            1,139
                                               1996               11.21              11.47            6,512
                                               1997               11.47              12.37           12,237
                                               1998               12.37              12.84           16,940
                                               1999               12.84              12.74           41,686
                                               2000               12.74              13.31           44,642
                                               2001               13.31              14.23           22,694
                                               2002               14.23              15.26           34,951
                                               2003               15.26              16.63           36,807
                                               2004               16.63              17.38           38,854
Omni                                           1995               10.00              11.74           13,547
                                               1996               11.74              13.39           45,160
                                               1997               13.39              15.61           98,309
                                               1998               15.61              16.10          146,331
                                               1999               16.10              17.68          143,525
                                               2000               17.68              14.86          115,175
                                               2001               14.86              12.74          102,201
                                               2002               12.74               9.71          101,108
                                               2003                9.71              12.09          107,499
                                               2004               12.09              12.78          105,359

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International                                  1995              $10.00             $11.26           20,393
                                               1996               11.26              12.71           42,439
                                               1997               12.71              12.81          100,959
                                               1998               12.81              13.13          110,066
                                               1999               13.13              21.69           96,945
                                               2000               21.69              16.65          102,308
                                               2001               16.65              11.57          107,016
                                               2002               11.57               9.06          106,506
                                               2003                9.06              11.85          119,396
                                               2004               11.85              13.21          117,465
International Small Company                    1995               10.00              10.78            8,523
                                               1996               10.78              11.92           13,394
                                               1997               11.92              13.14           16,765
                                               1998               13.14              13.42           12,900
                                               1999               13.42              27.61           14,362
                                               2000               27.61              18.99           18,696
                                               2001               18.99              13.25           17,022
                                               2002               13.25              11.11           18,382
                                               2003               11.11              16.88           22,382
                                               2004               16.88              20.13           26,983
Capital Appreciation                           1995               10.00              11.66           39,782
                                               1996               11.66              13.32           54,003
                                               1997               13.32              15.14           78,535
                                               1998               15.14              15.82           72,571
                                               1999               15.82              16.62           77,142
                                               2000               16.62              21.56           61,277
                                               2001               21.56              23.34           58,461
                                               2002               23.34              18.39           62,081
                                               2003               18.39              23.86           69,937
                                               2004               23.86              26.49           77,484
Discovery                                      1995               10.00              12.91           24,533
                                               1996               12.91              14.99           39,188
                                               1997               14.99              16.05           78,648
                                               1998               16.05              17.51           91,751
                                               1999               17.51              35.66          109,169
                                               2000               35.66              31.24          112,051
                                               2001               31.24              25.16          103,072
                                               2002               25.16              16.70           90,903
                                               2003               16.70              22.68           97,339
                                               2004               22.68              24.83           89,408

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Aggressive Growth                              1995              $10.00             $12.57            3,057
                                               1996               12.57              12.49            9,915
                                               1997               12.49              13.87           21,702
                                               1998               13.87              14.76           38,333
                                               1999               14.76              15.40           36,760
                                               2000               15.40              11.04           40,338
                                               2001               11.04               7.43           51,052
                                               2002                7.43               5.28           59,086
                                               2003                5.28               6.85           74,403
                                               2004                6.85               7.37           75,111
Small Cap Growth                               1997               10.00               9.56           12,433
                                               1998                9.56              10.27           23,776
                                               1999               10.27              20.76           27,196
                                               2000               20.76              17.03           37,758
                                               2001               17.03              10.17           31,749
                                               2002               10.17               7.11           31,437
                                               2003                7.11              10.19           31,259
                                               2004               10.19              11.21           32,381
Mid Cap Opportunity                            1997               10.00              13.48           11,608
                                               1998               13.48              14.24           71,864
                                               1999               14.24              22.80          113,670
                                               2000               22.80              20.63          120,285
                                               2001               20.63              17.71          102,074
                                               2002               17.71              13.00           98,055
                                               2003               13.00              18.77           98,211
                                               2004               18.77              21.03          100,292
S&P 500 Index                                  1997               10.00              13.00           26,903
                                               1998               13.00              16.68          112,232
                                               1999               16.68              20.67          177,053
                                               2000               20.67              18.43          189,273
                                               2001               18.43              15.76          182,773
                                               2002               15.76              12.03          202,583
                                               2003               12.03              15.17          221,376
                                               2004               15.17              16.51          236,654
Capital Growth                                 2000               10.00              10.36           12,119
                                               2001               10.36               8.73           13,710
                                               2002                8.73               4.99           21,126
                                               2003                4.99               6.90           30,908
                                               2004                6.90               8.15           34,574
High Income Bond                               2000               10.00               9.42            1,149
                                               2001                9.42               9.70            2,250
                                               2002                9.70               9.94            7,301
                                               2003                9.94              12.05           18,410
                                               2004               12.05              13.15           28,689
Blue Chip                                      2000               10.00              10.33              262
                                               2001               10.33               9.76            1,076
                                               2002                9.76               7.76            5,280
                                               2003                7.76               9.69           13,180
                                               2004                9.69              10.48           18,235

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Nasdaq-100 Index                               2000              $10.00             $ 6.03              131
                                               2001                6.03               4.01            4,606
                                               2002                4.01               2.48           31,591
                                               2003                2.48               3.62           49,264
                                               2004                3.62               3.93           61,454
Bristol                                        2002               10.00               7.83                0
                                               2003                7.83              10.23              144
                                               2004               10.23              10.97            1,506
Bryton Growth                                  2002               10.00               6.82               74
                                               2003                6.82               9.12            1,513
                                               2004                9.12               9.68            3,574
DOW TARGET 10 PORTFOLIOS
First Quarter                                  2001               10.00               9.73               12
                                               2002                9.73               8.57               49
                                               2003                8.57              10.59              750
                                               2004               10.59              10.78              961
Second Quarter                                 2000               10.00              11.00               10
                                               2001               11.00              10.63               73
                                               2002               10.63               9.79              107
                                               2003                9.79              12.40              903
                                               2004               12.40              12.47              972
Third Quarter                                  2000               10.00              11.62               32
                                               2001               11.62              11.08               40
                                               2002               11.08              10.00              124
                                               2003               10.00              12.29              431
                                               2004               12.29              12.53              565
Fourth Quarter                                 2000               10.00              11.63               36
                                               2001               11.63              11.29               63
                                               2002               11.29              10.51              104
                                               2003               10.51              12.84              369
                                               2004               12.84              12.81              500
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income                  2000               10.00               9.87            1,035
                                               2001                9.87               8.83            2,196
                                               2002                8.83               7.73            9,051
                                               2003                7.73               9.48           13,914
                                               2004                9.48              11.11           17,151
Goldman Sachs CORE U.S. Equity                 2000               10.00               9.74            1,307
                                               2001                9.74               8.46            1,864
                                               2002                8.46               6.52            3,664
                                               2003                6.52               8.32            6,134
                                               2004                8.32               9.45            9,874


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Goldman Sachs Capital Growth                   1999              $10.00             $11.17                4
                                               2000               11.17              10.15            1,883
                                               2001               10.15               8.56            3,185
                                               2002                8.56               6.39           11,143
                                               2003                6.39               7.80           21,564
                                               2004                7.80               8.40           21,515
JANUS ADVISER SERIES:
Large Cap Growth                               1999               10.00              11.64               87
                                               2000               11.64               9.98           26,949
                                               2001                9.98               7.56           41,550
                                               2002                7.56               5.48           69,415
                                               2003                5.48               7.04           96,641
                                               2004                7.04               7.26           97,500
International Growth                           2003               10.00              11.33               89
                                               2004               11.33              13.39            3,241
Worldwide                                      1999               10.00              13.21               39
                                               2000               13.21              11.13           46,591
                                               2001               11.13               8.66           52,002
                                               2002                8.66               6.33           61,168
                                               2003                6.33               7.67           82,882
                                               2004                7.67               7.92           80,973
Balanced                                       1999               10.00              11.01            2,432
                                               2000               11.01              10.63           36,533
                                               2001               10.63               9.98           44,094
                                               2002                9.98               9.20           73,680
                                               2003                9.20              10.35          105,520
                                               2004               10.35              11.07          115,525
J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                         2002               10.00               8.64            2,034
                                               2003                8.64              11.59            2,063
                                               2004               11.59              14.55            9,281
JPMorgan Mid Cap Value                         2002               10.00              10.90            6,324
                                               2003               10.90              13.94           14,655
                                               2004               13.94              16.65           16,390
LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Small Cap                    1999               10.00              10.53                3
                                               2000               10.53              12.58              709
                                               2001               12.58              14.73            8,224
                                               2002               14.73              11.96           22,276
                                               2003               11.96              16.19           30,489
                                               2004               16.19              18.36           36,028
Lazard Retirement Emerging Markets             2000               10.00               8.88              461
                                               2001                8.88               8.31              711
                                               2002                8.31               8.08            7,972
                                               2003                8.08              12.19           15,617
                                               2004               12.19              15.71           21,433


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
MFS VARIABLE INSURANCE TRUST:
New Discovery                                  2002              $10.00             $ 7.77              917
                                               2003                7.77              10.23            3,542
                                               2004               10.23              10.72            8,114
Investors Growth Stock                         2002               10.00               7.64              628
                                               2003                7.64               9.24            9,461
                                               2004                9.24               9.94           20,339
Mid Cap Growth                                 2002               10.00               6.19            1,124
                                               2003                6.19               8.35            6,156
                                               2004                8.35               9.42           10,292
Total Return                                   2001               10.00              10.25              158
                                               2002               10.25               9.58            8,704
                                               2003                9.58              10.96           29,795
                                               2004               10.96              12.01           57,107
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                       1999               10.00              12.91                3
                                               2000               12.91              10.85           12,585
                                               2001               10.85               7.41           15,952
                                               2002                7.41               4.57           19,814
                                               2003                4.57               6.05           30,930
                                               2004                6.05               7.11           37,974
Strong Opportunity II                          2000               10.00              11.73            4,565
                                               2001               11.73              11.15            5,945
                                               2002               11.15               8.05           19,817
                                               2003                8.05              10.88           25,178
                                               2004               10.88              12.69           21,788
Strong Multi Cap Value II                      2000               10.00              10.94              182
                                               2001               10.94              11.24               18
                                               2002               11.24               8.52              232
                                               2003                8.52              11.63              342
                                               2004               11.63              13.40              410
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
U.S. Real Estate                               2000               10.00              12.94              233
                                               2001               12.94              14.02              838
                                               2002               14.02              13.72            1,125
                                               2003               13.72              18.62            2,019
                                               2004               18.62              25.06           11,818
Core Plus Fixed Income                         2003               10.00              10.06              113
                                               2004               10.06              10.36              222
FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2000               10.00               9.23              317
                                               2001                9.23               7.97            1,061
                                               2002                7.97               7.11           16,282
                                               2003                7.11               8.99           38,442
                                               2004                8.99              10.22           71,449


FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
VIP Mid Cap                                    2000              $10.00             $11.15              911
                                               2001               11.15              10.61            4,838
                                               2002               10.61               9.42           24,125
                                               2003                9.42              12.85           30,283
                                               2004               12.85              15.81           79,390
VIP Growth                                     2000               10.00               8.46              813
                                               2001                8.46               6.85            4,076
                                               2002                6.85               4.71           27,296
                                               2003                4.71               6.16           54,031
                                               2004                6.16               6.27           67,649
VIP Equity Income                              2003               10.00              11.14            3,188
                                               2004               11.14              12.23           13,999
PIMCO VARIABLE INSURANCE TRUST
  ADMINISTRATIVE SHARES:
Real Return                                    2003               10.00              11.14           11,067
                                               2004               11.14              11.97           32,593
Total Return                                   2003               10.00              10.65            7,426
                                               2004               10.65              11.02           13,908
Global Bond                                    2003               10.00              11.80           11,268
                                               2004               11.80              12.88           15,730
CALVERT VARIABLE SERIES, INC.:
Social Equity                                  2003               10.00               6.58           17,314
                                               2004                6.58               6.95           15,497
DREYFUS VARIABLE INVESTMENT FUND:
Appreciation                                   2003               10.00              11.69              135
                                               2004               11.69              12.09              365
ROYCE CAPITAL FUND:
Small Cap                                      2003               10.00              13.96            5,319
                                               2004               13.96              17.21           20,713
Micro-Cap                                      2003               10.00              14.69            2,557
                                               2004               14.69              16.50           18,662
THE PRUDENTIAL SERIES FUND, INC.:
Jennison                                       2003               10.00              10.79                2
                                               2004               10.79              11.62                5
Jennison 20/20 Focus                           2003               10.00              11.02                5
                                               2004               11.02              12.54            1,441
PBHG INSURANCE SERIES FUND:
Technology & Communications                    2003               10.00              10.86               44
                                               2004               10.86              11.41              618
UBS SERIES TRUST
U.S. Allocation                                2004               10.00              11.86               33


FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, may be found in the Statement of Additional Information.

FORM V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

FORM V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES


SURRENDER CHARGE



There is no deduction from contributions to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge equals a percent of the contract value


FORM V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%


The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.



DEDUCTION FOR ACCOUNT EXPENSES



At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for account administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.



DEDUCTION FOR MORTALITY AND EXPENSE FEES


We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

LIMITATIONS ON DEDUCTIONS


The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.


TRANSFER FEE


We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Only one charge is assessed for transfers


FORM V-4827
out of any one subaccount, even if the transfer is to multiple subaccounts. We are not currently charging this fee. Other restrictions on transfers may apply. See "Transfers among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your registered representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

FORM V-4827

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the original accumulation unit value of each subaccount of VAD at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

FORM V-4827

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of the calendar year may be transferred to variable Funds during that calendar year.


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.



Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.



We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.


Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.


Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.


We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time.

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


OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.


Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.


Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.



Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts.


We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

ELECTRONIC ACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our web site. You may only make one telephone, facsimile or electronic (collectively, "electronic") transfer per day.

Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

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

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (unless such lower rate is permitted by state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts

FORM V-4827

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

withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

FORM V-4827

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

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):  Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

FORM V-4827

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

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage

FORM V-4827
change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude

FORM V-4827
from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw any portion of your accumulation value in lieu of annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

- incident to divorce.

If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for contracts set up under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

FORM V-4827

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in the contract".

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If such a distribution is received, the participant may be able to make a "tax-free rollover" of the distribution less his or her "investment in the contract" into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON ANNUITY PAYMENTS

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

FORM V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

FORM V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242

                             Telephone 800-366-6654



                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2005

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 2005. To get a free copy of the VAD prospectus, write or call us at the above address.

                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Registered Public Accounting Firm . . . . . . . .  2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Financial Statements











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAD's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Ohio National Variable Account D and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

                              Aggregate              Retained
       Year                  Commissions            Commissions
       ----                  -----------            -----------
       2004                   $269,299                  None
       2003                   $237,445                  None
       2002                   $207,378                  None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2004, was 0.69%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                           P(1 + T)(exponent n) = ERV
      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2004 (assuming surrender of the contract then) are as follows:

                                                             Fund
                                                           Inception   Life of     1 Yr.      5 Yr.    10 Yr.  Account      Since
                                                             Date       Fund                                  Inception* Inception*
RETIREMENT ADVANTAGE
12/31/04
OHIO NATIONAL FUND, INC.
Money Market                                               7/31/80       4.74%    -7.34%       0.69%    2.58%    4/2/92     2.43%
Equity                                                     1/14/71       8.38%     3.93%       0.48%    8.31%    4/2/92     7.89%
Bond                                                       11/2/82       6.53%    -2.53%       5.93%    6.16%    4/2/92     5.58%
Omni                                                       9/10/84       5.75%    -1.31%      -7.08%    2.80%    4/2/92     3.48%
S&P 500 Index                                               1/3/97       6.48%     1.83%      -5.12%    ----     1/3/97     6.48%
International                                              4/30/93       4.73%     4.47%     -10.35%    2.64%    5/3/93     4.73%
International Small Co                                     3/31/95       7.44%    12.26%      -6.91%    ----    3/31/95     7.44%
Capital Appreciation                                       4/30/94      10.30%     4.00%       9.35%   10.63%    9/1/94    10.11%
Discovery                                                  4/30/94      10.96%     2.45%      -7.80%    9.70%   4/30/94    10.96%
Aggressive Growth                                          3/31/95      -3.08%     0.50%     -14.82%    ----    3/31/95    -3.08%
Mid Cap Opportunity                                         1/3/97       9.75%     5.04%      -2.25%    ----     1/3/97     9.75%
Capital Growth                                              5/1/98       9.01%    11.11%     -11.46%    ----    11/1/99    -4.35%
High Income Bond                                            5/1/98       3.70%     2.19%       4.55%    ----    11/1/99     5.14%
Blue Chip                                                   5/1/98       9.18%     1.14%      -0.37%    ----    11/1/99     0.53%
Small Cap Growth                                            1/3/97       1.44%     2.96%     -12.60%    ----     1/2/97     1.44%
Nasdaq-100 Index                                            5/1/00     -18.15%     1.53%       ----     ----     5/1/00   -19.53%
Bristol                                                     5/1/02       3.52%     0.17%       ----     ----     5/1/02     1.72%
Bryton                                                      5/1/02      -1.22%    -0.93%       ----     ----     5/1/02    -3.17%
CALVERT VARIABLE SERIES, INC.
Social Equity                                              4/30/02       4.03%    -1.27%       ----     ----     5/1/03    11.14%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation                                               12/31/00     -1.61%    -3.60%      -2.26%    ----     5/1/03     8.70%
FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE
    CLASS 2 SHARES)
Contrafund                                                 1/31/95      12.52%     6.62%      -0.30%    ----     5/1/00    -0.18%
Growth                                                     10/9/86       9.38%    -5.26%      -9.19%    8.18%    5/1/00   -10.46%
Mid Cap                                                    12/28/98     17.94%    15.99%      12.55%    ----     5/1/00     9.86%
Equity-Income                                              10/9/86       9.56%     2.75%       2.21%    ----    10/1/03    12.87%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                                            1/12/98       1.98%    10.21%       0.56%    ----    11/1/99     1.70%
CORE U.S. Equity                                           2/13/98       2.72%     6.41%      -3.54%    ----    11/1/99    -1.51%
Capital Growth                                             4/30/98       0.87%     0.63%      -6.31%    ----    11/1/99    -3.77%
JANUS ADVISER SERIES (CLASS I SHARES)
Janus Adviser Balanced                                     9/13/93      10.28%     0.08%      -0.43%    ----     5/1/00    -0.54%
Janus Adviser Growth                                       9/13/93       7.22%    -3.88%     -10.37%    ----     5/1/00   -11.37%
Janus Adviser Worldwide                                    9/13/93       9.54%    -3.62%     -10.89%    ----     5/1/00   -12.09%
Janus Adviser International Growth                          5/2/94       9.87%    10.36%      -7.14%    ----    10/1/03    21.79%

                                                             Fund
                                                           Inception   Life of     1 Yr.      5 Yr.    10 Yr.  Account      Since
                                                             Date       Fund                                  Inception* Inception*
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                                           1/3/95       9.92%    18.47%       0.06%    ----    11/1/01    11.59%
JPMorgan Mid Cap Value                                     9/28/01      17.90%    12.44%       ----     ----    11/1/01    16.58%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                                11/4/97       7.68%     6.35%      11.36%    ----     5/1/00     9.91%
Lazard Retirement Emerging Markets                         11/4/97       4.40%    21.84%       4.16%    ----     5/1/00     6.86%
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS SHARES)
New Discovery                                               5/1/00      -4.55%    -2.21%       ----     ----    11/1/01     1.00%
Investors Growth Stock                                      5/1/00      -9.90%     0.53%       ----     ----    11/1/01    -1.49%
Mid Cap Growth                                              5/1/00      -8.38%     5.85%       ----     ----    11/1/01    -3.20%
Total Return                                                5/1/00       5.86%     2.54%       ----     ----    11/1/01     4.82%
PIMCO (ADMINISTRATIVE CLASS SHARES)
Real Return                                                9/30/99       9.50%     0.46%       9.68%    ----    11/1/02     6.56%
Total Return                                               12/31/97      5.03%    -3.51%       5.57%    ----    11/1/02     2.36%
Global Bond                                                1/10/02      13.65%     2.13%       ----     ----    11/1/02    10.35%
THE PRUDENTIAL SERIES FUND, INC. (CLASS II SHARES)
Jennison 20/20                                              5/3/99       2.96%     6.84%      -0.59%    ----    10/1/03    15.25%
Jennison                                                   4/25/95       6.82%     0.76%     -10.32%    ----    10/1/03     8.11%
ROYCE CAPITAL FUND
Micro-Cap                                                  12/27/96     15.26%     5.33%      15.41%    ----     5/1/03    32.03%
Small-Cap                                                  12/27/96     14.22%    15.31%      18.41%    ----     5/1/03    35.54%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                                            9/28/98       3.79%     1.90%      -3.50%    ----    10/1/03    10.03%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    (CLASS II SHARES)
Core Plus Fixed Income                                      5/1/03       5.13%    -4.03%       5.40%    ----    10/1/03    -1.91%
U.S. Real Estate                                            5/1/03      12.21%    27.57%      19.54%    ----    11/1/02    33.09%

* Account inception is the date the portfolio became part of Variable Account D. Since inception is the annualized return since that date.

The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 2004. The Ohio National Fund Capital Growth, High Income Bond and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Adviser Series, Lazard Retirement Series, and Van Kampen U.S. Real Estate Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The Ohio National Fund Bristol and Bryton Growth portfolios were added May 1, 2002. The PIMCO Variable Insurance Trust portfolios were added November 1, 2002. Dreyfus Variable Investment, Royce Capital, and Calvert Variable Series Funds were added May 1, 2003. The Fidelity VIP Equity-Income, Janus Adviser International, Jennison, Jennison 20/20, UBS Tactical Allocation, and Van Kampen UIF Core Plus Fixed Income portfolios were added October 1, 2003.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2004 and 2003

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Companies) as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(m) to the consolidated financial statements, effective January 1, 2004, the Companies adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts. Also, as discussed in note 2(m) to the consolidated financial statements, the Companies changed their method of accounting for embedded reinsurance derivatives in 2003.

March 28, 2005

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2004 and 2003

                  (Dollars in thousands, except share amounts)

                                                                                       2004                 2003
                                                                                   ------------         -----------
                           ASSETS

Investments (notes 5, 10, and 11):
   Securities available-for-sale, at fair value:
     Fixed maturities                                                              $  6,718,615           6,247,095
     Equity securities                                                                   16,244                 909
   Fixed maturities held-to-maturity, at amortized cost                                 618,628             649,192
   Trading securities, at fair value:
     Reinsurance portfolio                                                                6,364             656,817
     Seed money                                                                           7,321                  --
   Mortgage loans on real estate, net                                                 1,200,919           1,212,737
   Real estate, net                                                                       8,654               9,138
   Policy loans                                                                         189,608             184,264
   Other long-term investments                                                           13,518              47,522
   Short-term investments                                                                10,703                  --
                                                                                   ------------         -----------
        Total investments                                                             8,790,574           9,007,674
Cash                                                                                     41,859              88,821
Accrued investment income                                                                98,847             110,350
Deferred policy acquisition costs                                                       643,809             603,363
Reinsurance recoverable (note 16)                                                     1,227,363             918,429
Other assets (note 8)                                                                    52,063              16,781
Assets held in Separate Accounts (note 10)                                            2,861,577           2,272,362
                                                                                   ------------         -----------
        Total assets                                                               $ 13,716,092          13,017,780
                                                                                   ============         ===========
          LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                                         $  9,047,697           8,488,912
Policyholders' dividend accumulations                                                    57,584              58,295
Other policyholder funds                                                                 39,444              35,342
Notes payable (net of unamortized discount of $472 in 2004 and
   $505 in 2003) (note 7)                                                                99,528             134,495
Federal income taxes (note 9):
   Current                                                                               17,387               6,226
   Deferred                                                                             123,654              72,924
Other liabilities                                                                       164,554             830,527
Liabilities related to Separate Accounts (note 10)                                    2,861,577           2,261,434
                                                                                   ------------         -----------
        Total liabilities                                                            12,411,425          11,888,155
                                                                                   ------------         -----------
Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder's equity (notes 3 and 13):
   Class A common stock, $1 par value. Authorized,
     issued, and outstanding 10,000,000 shares                                           10,000              10,000
   Additional paid-in capital                                                           162,939             149,976
   Accumulated other comprehensive income                                               153,499              75,614
   Retained earnings                                                                    978,229             894,035
                                                                                   ------------         -----------
        Total stockholder's equity                                                    1,304,667           1,129,625
                                                                                   ------------         -----------
        Total liabilities and stockholder's equity                                 $ 13,716,092          13,017,780
                                                                                   ============         ===========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Statements of Income

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                       2004         2003         2002
                                                                    -----------  ----------    --------
Revenues:
   Traditional life insurance premiums                              $   162,789     138,669     127,675
   Annuity premiums and charges                                          48,106      44,968      42,256
   Universal life policy charges                                         83,918      76,110      69,777
   Accident and health insurance premiums                                20,611      17,139      20,210
   Investment management fees                                             5,144       4,224       4,137
   Change in value of trading portfolio                                 (30,860)     31,267          --
   Change in value of reinsurance derivatives
     (notes 2(m) and 16)                                                 31,083      11,423          --
   Net investment income (note 5)                                       565,775     546,864     461,442
   Net realized losses on investments (note 5)                          (24,109)     (3,350)    (64,164)
   Other income                                                          32,987      24,295      17,822
                                                                    -----------  ----------    --------
                                                                        895,444     891,609     679,155
                                                                    -----------  ----------    --------
Benefits and expenses:
   Benefits and claims                                                  515,268     475,250     428,029
   Provision for policyholders' dividends on
     participating policies                                              31,003      31,331      30,498
   Amortization of deferred policy acquisition costs
     excluding impact of realized losses                                 76,032      64,050      67,483
   Amortization of deferred policy acquisition costs
     due to realized losses                                              (2,480)     (2,663)    (11,915)
   Other operating costs and expenses (note 12)                         103,583      99,425      92,723
                                                                    -----------  ----------    --------
                                                                        723,406     667,393     606,818
                                                                    -----------  ----------    --------
        Income before Federal income taxes and
          cumulative effect of change in accounting
          principle                                                     172,038     224,216      72,337
                                                                    -----------  ----------    --------
Federal income taxes (note 9):
   Current expense                                                       50,495      42,583      16,072
   Deferred expense                                                       7,847      31,010       6,176
                                                                    -----------  ----------    --------
                                                                         58,342      73,593      22,248
                                                                    -----------  ----------    --------
        Income before cumulative effect of change
          in accounting principle                                       113,696     150,623      50,089
                                                                    -----------  ----------    --------
Cumulative effect of change in accounting
   principle, net of tax (notes 2(m) and 9)                                 498     (27,797)         --
                                                                    -----------  ----------    --------
        Net income                                                  $   114,194     122,826      50,089
                                                                    ===========  ==========    ========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                                  ACCUMULATED
                                                                ADDITIONAL           OTHER                              TOTAL
                                                 COMMON          PAID-IN         COMPREHENSIVE       RETAINED       STOCKHOLDER'S
                                                 STOCK           CAPITAL            INCOME           EARNINGS          EQUITY
                                              -----------       ----------       -------------       ---------      -------------
2002:
   Balance, beginning of year                 $    10,000            3,976              50,461         729,120          793,557
   Capital contribution from parent (note 13)          --           50,000                  --              --           50,000

   Comprehensive income:
     Net income                                        --               --                  --          50,089           50,089
     Other comprehensive income (note 4)               --               --                 377              --              377
                                                                                                                      ---------
        Total comprehensive income                                                                                       50,466
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000           53,976              50,838         779,209          894,023
                                              ===========       ==========       =============       =========        =========
2003:
   Balance, beginning of year                 $    10,000           53,976              50,838         779,209          894,023
   Capital contribution from parent (note 13)          --           96,000                  --              --           96,000
   Dividends to stockholder (note 13)                  --               --                  --          (8,000)          (8,000)

   Comprehensive income:
     Net income                                        --               --                  --         122,826          122,826
     Other comprehensive income (note 4)               --               --              24,776              --           24,776
                                                                                                                      ---------
        Total comprehensive income                                                                                      147,602
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000          149,976              75,614         894,035        1,129,625
                                              ===========       ==========       =============       =========        =========
2004:
   Balance, beginning of year                 $    10,000          149,976              75,614         894,035        1,129,625
   Capital contribution from parent (note 13)          --           12,963                  --              --           12,963
   Dividends to stockholder (note 13)                  --               --                  --         (30,000)         (30,000)

   Comprehensive income:
     Net income                                        --               --                  --         114,194          114,194
     Other comprehensive income (note 4)               --               --              77,885              --           77,885
                                                                                                                      ---------
        Total comprehensive income                                                                                      192,079
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000          162,939             153,499         978,229        1,304,667
                                              ===========       ==========       =============       =========        =========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                     Consolidated Statements of Cash Flows

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                               2004                 2003             2002
                                                                           --------------        ----------       -----------
Cash flows from operating activities:
   Net income                                                              $      114,194           122,826            50,089
   Adjustments to reconcile net income to net cash provided by (used in)
     operating activities:
        Proceeds from sale of fixed maturities trading                            629,870                --                --
        Cost of fixed maturities trading acquired                                 (17,599)               --                --
        Capitalization of deferred policy acquisition costs                      (147,012)         (178,011)         (132,655)
        Amortization of deferred policy acquisition costs                          73,552            61,387            55,566
        Amortization and depreciation                                               7,670               205            (2,983)
        Realized losses on invested assets, net                                    24,109             3,350            64,164
        Change in value of trading securities                                      30,860           (31,267)               --
        Deferred federal income tax expense                                         7,847            31,010             6,176
        Cumulative effect of change in accounting principle                          (498)           27,797                --
        Change in value of reinsurance derivatives                                (31,083)          (11,423)               --
        Decrease (increase) in accrued investment income                           11,503           (13,676)          (13,233)
        (Increase) decrease in other assets                                       (75,110)          (10,521)            8,840
        Net increase (decrease) in Separate Accounts                               10,928              (215)            5,438
        Increase (decrease) in policyholder account balances                      129,931           (68,484)           41,466
        (Decrease) increase in policyholders' dividend
          accumulations and other funds                                            (2,715)              652               567
        Increase (decrease) in current federal income tax payable                  11,161            10,210           (21,231)
        (Decrease) increase in other liabilities                                 (355,347)          (48,740)           51,917
        Other, net                                                                 (3,231)           12,821            (1,783)
                                                                           --------------        ----------       -----------
             Net cash provided by (used in) operating activities                  419,030           (92,079)          112,338
                                                                           --------------        ----------       -----------
Cash flows from investing activities:
   Proceeds from maturity of fixed maturities available-for-sale                   56,508            31,595            38,644
   Proceeds from sale of fixed maturities available-for-sale                      920,058         1,056,320         1,707,319
   Proceeds from sale of equity securities                                             15             1,026            49,831
   Proceeds from maturity of fixed maturities held-to-maturity                    113,867           155,611           140,359
   Proceeds from the sale of held-to-maturity securities                            9,936                --            12,130
   Proceeds from repayment of mortgage loans on real estate                       161,044           131,600           140,320
   Proceeds from sale of real estate                                                  543            38,280               346
   Cost of fixed maturities available-for-sale acquired                        (1,316,910)       (2,429,285)       (3,303,869)
   Cost of equity securities acquired                                             (14,755)               (5)               --
   Cost of fixed maturities held-to-maturity acquired                             (93,827)         (116,153)          (89,938)
   Cost of mortgage loans on real estate acquired                                (152,107)         (230,603)         (193,164)
   Cost of real estate acquired                                                      (252)             (121)           (1,105)
   Change in policy loans, net                                                     (5,344)           (5,006)             (617)
   Change in other invested assets, net                                            37,831            11,092           (27,482)
                                                                           --------------        ----------       -----------
             Net cash used in investing activities                               (283,393)       (1,355,649)       (1,527,226)
                                                                           --------------        ----------       -----------
Cash flows from financing activities:
   Universal life and investment product account deposits                       1,863,090         2,698,722         2,497,919
   Universal life and investment product account withdrawals                   (1,969,986)       (1,350,131)       (1,220,133)
   Capital contribution from parent                                                    --            96,000            50,000
   Dividends paid to parent                                                       (30,000)           (8,000)               --
   Debt repayment                                                                 (35,000)               --                --
                                                                           --------------        ----------       -----------
             Net cash (used in) provided by financing activities                 (171,896)        1,436,591         1,327,786
                                                                           --------------        ----------       -----------
             Net decrease in cash and cash equivalents                            (36,259)          (11,137)          (87,102)

Cash and cash equivalents, beginning of year                                       88,821            99,958           187,060
                                                                           --------------        ----------       -----------
Cash and cash equivalents, end of year                                     $       52,562            88,821            99,958
                                                                           ==============        ==========       ===========
Supplemental disclosure:

   Federal income taxes paid                                               $       40,947            39,500            39,500
                                                                           ==============        ==========       ===========
   Interest paid on notes payable                                          $        9,683            11,106            11,106
                                                                           ==============        ==========       ===========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(1) ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

      The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. During 2004, ONFS contributed its ownership share in SMON to ONLIC. Also during 2004, ONLIC began including the activity of SMON in its consolidated results. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

      On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(l)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

      ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

      NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 41% of total fixed annuity deposits in 2004 and approximately 72% of total fixed annuity deposits in 2003. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company's largest distributor accounted for approximately 40% and 64% of total fixed annuity reserves as of December 31, 2004 and 2003, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, seek additional capital, or both.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

As of December 31, 2004, direct GMDB reserves were $6.0 million, ceded GMDB reserves were $4.0 million and net GMDB reserves were $2.0 million. As of December 31, 2003, direct GMDB reserves were $4.4 million, ceded GMDB reserves were $3.2 million and net GMDB reserves were $1.2 million.

The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2004 was $102 million, of which $94 million was reinsured, with a net amount at risk of $8 million. The total amount at risk under GMDB features as of December 31, 2003 was $176 million, of which $125 million was reinsured, with a net amount at risk of $51 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders at December 31, 2004 was 63.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

REINSURANCE RISK is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,227,363 as of December 31, 2004. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

      (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

            Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. During 2004, ONLIC's funds withheld reinsurance agreement was converted to coinsurance and the related fixed maturity securities were returned to the reinsurer. The remaining reinsurance portfolio at December 31, 2004 was attributable to NSLAC. Beginning in 2004, pursuant to the Company's adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), the mutual fund shares that comprised Separate Account seed money were classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Prior to 2004, seed money was reported as a component of Separate Account assets. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

            The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                  Notes to Consolidated Financial Statements .

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 82.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 16.8% from the Company's pricing matrices and 0.7% from other sources.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

            Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(l)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

            Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows. Dividends are recorded on the ex-dividend date and interest is accrued as earned.

      (b)   REVENUES AND BENEFITS

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts are determined based upon the nature of such charges. All charges are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

            Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

      (c) DEFERRED POLICY ACQUISITION COSTS (DAC) AND CAPITALIZED SALES INDUCEMENTS

            The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products,

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

            The Company's long-term assumption for net separate account performance is 8.59%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

            Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

            The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Pursuant to SOP 03-1, these sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

      (d)   SEPARATE ACCOUNTS

            Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Prior to 2004, the consolidated balance sheets

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            reported shares of Separate Account seed money as a component of Separate Account assets. During 2004, as a result of the Company's adoption of SOP 03-1, Separate Account seed money was reclassified as a general account trading security (see note 2(a)).

            The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering a policy with a minimum guaranteed death benefit that is adjusted every three years to the current account value adjusted for withdrawals on a pro rata basis. Riders are available that provide for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

            In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of
            (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

            The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

            In 2002, the Company began selling a guaranteed minimum income benefit (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

            In 2003, the Company began selling a guaranteed minimum account benefit (GMAB) rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

            In 2004 the Company began selling two versions of a guaranteed minimum withdrawal benefit (GMWB) riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

      (e)   FUTURE POLICY BENEFITS

            Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

            Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

      (f)   PARTICIPATING BUSINESS

            Participating business represents approximately 9%, 8%, and 9% of the Company's ordinary life insurance in force as of December 31, 2004, 2003, and 2002, respectively. The provision for policyholders' dividends is based on current dividend scales.

      (g)   REINSURANCE CEDED

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (h)   FEDERAL INCOME TAXES

            The Company is included as part of the consolidated Federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

            The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

      (i)   CASH EQUIVALENTS

            For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

      (j)   USE OF ESTIMATES

            In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

            The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, Federal income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (k)   INVESTMENT MANAGEMENT FEES

            Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (l)   CLOSED BLOCK

            The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

            The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 follows:

                                                                2004          2003
                                                             ----------     ----------
Closed Block assets:
  Fixed maturity securities available-for-sale, at fair
   value (amortized cost of $351,808 and $347,540,
   as of December 31, 2004 and 2003, respectively)           $  374,349        362,210
  Fixed maturity securities held-to-maturity, at
    amortized cost                                               45,191         45,660
  Mortgage loans on real estate, net                             97,292         94,629
  Policy loans                                                  122,264        120,427
  Short-term investments                                         16,271          1,311
  Accrued investment income                                       5,600          6,506
  Deferred policy acquisition costs                              79,796         80,958
  Reinsurance recoverable                                         1,729          1,823
  Other assets                                                    2,050          6,685
                                                             ----------     ----------
                                                             $  744,542        720,209
                                                             ==========     ==========
Closed Block liabilities:
  Future policy benefits and claims                          $  750,940        744,912
  Policyholders' dividend accumulations                          26,926         22,726
  Other policyowner funds                                         5,611          6,595
  Deferred tax liability                                          7,889          5,135
                                                             ----------     ----------
                                                             $  791,366        779,368
                                                             ==========     ==========

                                                       2004         2003        2002
                                                     --------     --------    --------
Closed Block revenues and expenses:
  Traditional life insurance premiums                $ 54,588       58,324      62,473
  Net investment income                                48,467       51,389      45,120
  Net realized losses on investments                   (2,094)         (32)     (2,024)
  Benefits and claims                                 (61,186)     (64,730)    (68,270)
  Provision for policyholders'
   dividends on participating policies                (23,297)     (24,833)    (25,647)
  Amortization of deferred policy
   acquisition costs                                   (4,144)      (4,041)     (2,282)
  Other operating costs and expenses                   (3,701)      (3,936)     (1,378)
                                                     --------     --------    --------
       Income before federal
         income taxes                                $  8,633       12,141       7,992
                                                     ========     ========    ========

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (m)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

            In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88, and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures were adopted in 2004 as permitted by SFAS 132R.

            The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) SFAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP SFAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-2), which superceded FSP SFAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company has determined that its plans' prescription drug benefits are not actuarially equivalent to the Medicare Part D benefit. Therefore, neither the accumulated postretirement benefit obligation nor the net periodic postretirement benefit cost include any amounts reflecting the Medicare Act's federal subsidiary component.

            Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

            In June 2004, the FASB issued a FSP of SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

            In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS
            149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

            In April 2003, the FASB issued Derivatives Implementation Group
            (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

            For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONLIC. Any alternative valuation techniques employed will be consistent with those used by ONLIC for its portfolio valuation purposes. Any mortgage loan subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONLIC for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

            The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. During 2004, the reinsurance agreement related to

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            ONLIC's embedded reinsurance derivative was converted to a coinsurance agreement. Therefore, at December 31, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. For additional information about the impact of DIG B36, see note 16.

            In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

      (n)   RECLASSIFICATIONS

            Certain amounts in the 2003 and 2002 consolidated financial statements have been reclassified to conform to the 2004 presentation.

(3)   BASIS OF PRESENTATION

      The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
      (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

      The combined statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations, was $75,190, $67,647, and $(22,804) for the years ended December 31, 2004, 2003, and 2002, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $686,365, and $679,288 as of December 31, 2004 and 2003, respectively. The statutory basis net loss of NSLAC was $(463), $(742) and $(1,078) for the years ended December 31, 2004, 2003,

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      and 2002, respectively. The statutory basis capital and surplus of NSLAC was $21,159 and $21,666 as of December 31, 2004 and 2003, respectively. The primary reasons for the differences between equity and net income
      (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity's expected losses or expected residual returns, or both; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(4)   OTHER COMPREHENSIVE INCOME

      Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after Federal tax amounts for the years ended December 31, 2004, 2003, and 2002 were as follows:

                                                2004       2003          2002
                                              --------   --------      --------
Foreign currency translation adjustment       $  1,426         --            --
Pension liability adjustment, net of tax           992       (981)           --
Unrealized gains (losses) on securities
  available-for-sale arising during the
  period:
   Net of adjustment to deferred policy
     acquisition costs and future policy
     benefits and claims                       101,426     56,400         4,734
   Related Federal tax expense                 (35,385)   (20,437)         (420)
                                              --------   --------      --------
           Net                                  68,459     34,982         4,314
                                              --------   --------      --------
Less:
  Reclassification adjustment for:
    Net (losses) gains on securities
     available-for-sale realized during
     the period:
      Gross                                    (14,501)   (25,557)        6,057
      Related Federal tax benefit
         (expense)                               5,075      8,945        (2,120)
    Securities transferred from available-
     for-sale to trading:
      Gross                                         --     41,258            --
      Related Federal tax expense                   --    (14,440)           --
                                              --------   --------      --------
           Net                                  (9,426)    10,206         3,937
                                              --------   --------      --------
           Total other comprehensive
             income                           $ 77,885     24,776           377
                                              ========   ========      ========

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(5)   INVESTMENTS

      An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                    INVESTMENT INCOME
                                           ---------------------------------
                                              2004         2003       2002
                                           ---------     -------     -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                     $ 418,084     428,696     360,327
      Equity securities                         (126)         44         750
   Fixed maturity trading securities          24,332       9,149          --
   Fixed maturities held-to-maturity          50,640      60,034      68,263
   Mortgage loans on real estate              98,956      94,702      88,968
   Real estate                                   914       5,703       6,276
   Policy loans                               12,091      13,447      13,033
   Other long-term investments                 3,377       2,561        (332)
   Short-term                                    507         388       1,385
                                           ---------     -------     -------
         Total gross investment income       608,775     614,724     538,670

Investment income due to reinsurers          (25,907)    (46,706)    (51,834)
Interest expense                              (9,683)    (11,106)    (11,106)
Other investment expenses                     (7,410)    (10,048)    (14,288)
                                           ---------     -------     -------
         Net investment income             $ 565,775     546,864     461,442
                                           =========     =======     =======

                                                REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                ---------------------------------------
                                                    2004             2003        2002
                                                -------------      -------      -------
Securities available-for-sale:
   Fixed maturities                             $     (20,171)       5,392      (82,758)
   Equity securities                                     (217)         702       14,857
Fixed maturities held-to-maturity                      (1,494)     (18,564)          --
Mortgage loans on real estate                          (2,841)        (420)      (6,658)
Real estate                                               (75)       8,104        3,514
Other long-term investments                                --           --          (91)
                                                -------------      -------      -------
      Total realized losses on investments            (24,798)      (4,786)     (71,136)

Realized losses recoverable from reinsurers               727        1,436        7,245
Change in valuation allowances for
   mortgage loans on real estate                          (38)          --         (273)
                                                -------------      -------      -------
      Net realized losses on investments        $     (24,109)      (3,350)     (64,164)
                                                =============      =======      =======

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $31,240, $37,247, and $44,254 for the years ended December 31, 2004, 2003, and 2002, respectively. As of December 31, 2004, fixed maturity securities with a carrying value of $69,411, which had a cumulative write-down of $58,125 due to OTI, remained in the Company's investment portfolio.

As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $41,258. During 2004, ONLIC transferred $663 million of securities to a reinsurer as part of the conversion from funds withheld reinsurance to coinsurance (see note 2(m)). All gains and losses associated with this transfer were offset by corresponding changes in the DIG B36 reinsurance derivative.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

                                                                 DECEMBER 31, 2004
                                            --------------------------------------------------------
                                                             GROSS          GROSS
                                             AMORTIZED     UNREALIZED     UNREALIZED      ESTIMATED
                                               COST          GAINS          LOSSES        FAIR VALUE
                                            ----------     ----------     ----------      ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government     $  427,258          8,517         (8,609)        427,166
      Federal agency issued securities         170,640             37         (2,063)        168,614
      Obligations of states and
         political subdivisions                 59,190          3,742           (239)         62,693
      Debt securities issued by
         foreign governments                    73,970          3,496            (29)         77,437
      Corporate securities                   3,769,162        344,357        (39,504)      4,074,015
      Mortgage-backed securities             1,850,747        129,328        (71,385)      1,908,690
                                            ----------     ----------     ----------      ----------
            Total fixed maturities          $6,350,967        489,477       (121,829)      6,718,615
                                            ==========     ==========     ==========      ==========
   Equity securities                        $   15,214          1,120            (90)         16,244
                                            ==========     ==========     ==========      ==========
Trading securities:
   Fixed maturity corporate securities      $    6,356            104            (96)          6,364
                                            ==========     ==========     ==========      ==========

   Equity securities seed money
      mutual fund shares                    $    6,976            345             --           7,321
                                            ==========     ==========     ==========      ==========

Fixed maturity securities held-to-
   maturity:
      Obligations of states and
         political subdivisions             $    2,355            451             --           2,806
      Debt securities issued by
         foreign governments                     1,000             --             --           1,000
      Corporate securities                     598,515         56,514           (927)        654,102
      Mortgage-backed securities                16,758          2,647             --          19,405
                                            ----------     ----------     ----------      ----------
            Total fixed maturities          $  618,628         59,612           (927)        677,313
                                            ==========     ==========     ==========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                   DECEMBER 31, 2003
                                                --------------------------------------------------------
                                                                 GROSS          GROSS
                                                 AMORTIZED     UNREALIZED     UNREALIZED      ESTIMATED
                                                   COST          GAINS          LOSSES        FAIR VALUE
                                                ----------     ----------     ----------      ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government         $  402,721          8,153        (14,274)        396,600
      Federal agency issued securities             160,159            223         (1,498)        158,884
      Obligations of states and
         political subdivisions                     47,136          3,839            (57)         50,918
      Debt securities issued by
         foreign governments                        12,864          1,702             --          14,566
      Corporate securities                       3,627,781        312,161        (60,996)      3,878,946
      Mortgage-backed securities                 1,774,625         64,699        (92,143)      1,747,181
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $6,025,286        390,777       (168,968)      6,247,095
                                                ==========     ==========     ==========      ==========
   Equity securities                            $      473            531            (95)            909
                                                ==========     ==========     ==========      ==========

Fixed maturity trading securities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies              $   14,929            966            (91)         15,804
      Obligations of states and
         political subdivisions                      7,700            683             --           8,383
      Debt securities issued by
         foreign governments                         6,100            194             --           6,294
      Corporate securities                         399,279         39,147           (656)        437,770
      Mortgage-backed securities                   197,542          7,265        (16,241)        188,566
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $  625,550         48,255        (16,988)        656,817
                                                ==========     ==========     ==========      ==========

Fixed maturity securities held-to-maturity:
      Obligations of states and
         political subdivisions                 $    2,395            350             --           2,745
      Corporate securities                         636,076         68,904         (1,392)        703,588
      Mortgage-backed securities                    10,721          1,795            (16)         12,500
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $  649,192         71,049         (1,408)        718,833
                                                ==========     ==========     ==========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                         2004         2003
                                                       --------     --------
Gross unrealized gains                                 $368,678      222,245

Less:
   Unrealized gains related to Closed Block              22,546       14,670
   Unrealized gain due to reinsurers (note 16)               --          660
   Adjustment to future policy benefits and claims        1,498        4,928
   Adjustment to deferred policy acquisition costs      116,939       90,219
   Deferred federal income tax                           79,577       39,117
                                                       --------     --------
                                                       $148,118       72,651
                                                       ========     ========

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                     2004         2003         2002
                                   --------     --------     --------
Securities available-for-sale:
   Fixed maturities                $145,839       30,565      114,914
   Equity securities                    594          114      (26,771)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2004.

                                                                          FIXED MATURITY SECURITIES
                                           -------------------------------------------------------------------------------------
                                               AVAILABLE-FOR-SALE            TRADING SECURITIES            HELD-TO-MATURITY
                                           -------------------------     -------------------------     -------------------------
                                           AMORTIZED      ESTIMATED      AMORTIZED      ESTIMATED      AMORTIZED      ESTIMATED
                                              COST        FAIR VALUE        COST        FAIR VALUE        COST        FAIR VALUE
                                           ----------     ----------     ----------     ----------     ----------     ----------
Due in one year or less                    $   83,936         85,132             --             --         33,324         33,990
Due after one year through five years         592,821        635,013          5,470          5,376        161,924        170,554
Due after five years through ten years      2,113,332      2,205,482            886            988        300,469        333,333
Due after ten years                         3,560,878      3,792,988             --             --        122,911        139,436
                                           ----------     ----------     ----------     ----------     ----------     ----------
                                           $6,350,967      6,718,615          6,356          6,364        618,628        677,313
                                           ==========     ==========     ==========     ==========     ==========     ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. The nature of the decline is analyzed to determine whether or not the issues involved are of a long-term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2004 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                             LESS THAN 12 MONTHS         12 MONTHS OR LONGER                 TOTAL
                                          ------------------------     ------------------------     ------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED       FAIR        UNREALIZED
                                            VALUE        LOSSES          VALUE         LOSSES         VALUE         LOSSES
                                          ---------     ----------     ---------     ----------     ---------     ----------
U.S. Treasury securities and
   obligations of U.S. government         $  73,600        (1,027)       225,016        (7,582)       298,616        (8,609)

Federal agency issued securities            158,555        (1,336)        20,122          (727)       178,677        (2,063)

Obligations of states and political
   subdivisions                              16,602           (61)        12,126          (178)        28,728          (239)

Debt securities issued by foreign
   governments                                9,221           (29)            --            --          9,221           (29)

Corporate securities                        364,881        (9,749)       481,512       (30,778)       846,393       (40,527)

Mortgage-backed securities                  177,878        (2,783)       157,223       (68,602)       335,101       (71,385)
                                          ---------     ---------      ---------     ---------      ---------     ---------
      Total fixed maturity securities       800,737       (14,985)       895,999      (107,867)     1,696,736      (122,852)

Equity securities                                --            --             67           (90)            67           (90)
                                          ---------     ---------      ---------     ---------      ---------     ---------

      Total impaired securities           $ 800,737       (14,985)       896,066      (107,957)     1,696,803      (122,942)
                                          =========     =========      =========     =========      =========     =========

Proceeds from the sale of securities available-for-sale (excluding calls) during 2004, 2003, and 2002 were $684,925, $909,767, and $1,602,249, respectively.
Gross gains of $11,324 ($32,633 in 2003 and $37,359 in 2002) and gross losses of $36,880 ($9,834 in 2003 and $121,404 in 2002) were realized on those sales.

Proceeds from the sale of securities held-to-maturity during 2004, 2003 and 2002 were $9,936, $0 and $12,130, respectively. Gross gains of $429 ($0 in 2003 and $297 in 2002) and gross losses of $40 ($0 in 2003 and $4,891 in 2002) were realized on those sales.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Investments with an amortized cost of $16,008 and $14,352 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

      Real estate is presented at cost less accumulated depreciation of $193 in 2004 ($1,007 in 2003), and corresponding valuation allowance of $0 in 2004 and 2003.

      The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of mortgage loans in 2004 and no foreclosures in 2003.

(6)   FUTURE POLICY BENEFITS AND CLAIMS

      The liability for future policy benefits for universal life policies and investment contracts (approximately 84% and 84% of the total liability for future policy benefits as of December 31, 2004 and 2003, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.7%, 5.4%, and 6.1% for the years ended December 31, 2004, 2003, and 2002, respectively.

      The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

   YEAR OF ISSUE          INTEREST RATE
   -------------          -------------
2004, 2003, and 2002             4.0%
2001 and prior             2.5 - 6.0%

      (a)   WITHDRAWALS

            Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

      (b)   MORTALITY AND MORBIDITY

            Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)   NOTES PAYABLE

      On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. The remaining balance of the 1994 issue was paid off in 2004.

      Total interest expense was $9,683, $11,106, and $11,106 for the years ended December 31, 2004, 2003, and 2002, respectively. Included in total interest expense were amounts paid to ONFS in 2004, 2003 and 2002 of $3,750. Total interest expense is included in investment expenses as a component of net investment income.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)   GOODWILL AND OTHER INTANGIBLE ASSETS

      In connection with the acquisition of NSLAC by SMON in 2002, SMON identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

      As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2004, the Company included the NSLAC related goodwill and other intangible assets in the amount of $1,068 as a component of other assets in the consolidated balance sheet.

      The Company's only intangible asset is related to insurance licenses acquired with the purchase of NSLAC. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

      The goodwill asset is also entirely attributable to the NSLAC purchase. NSLAC is not consolidated for tax purposes and currently pays no federal income taxes. However, if NSLAC becomes a taxpayer in the future, NLSAC would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for NSLAC. When evaluating whether goodwill is impaired, the Company compares the fair value of NSLAC to NSLAC's carrying value, including goodwill. If the carrying amount of NSLAC exceeds its fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2004, 2003 and 2002, no impairment was deemed necessary.

(9)   FEDERAL INCOME TAX

      Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). The DRA eliminated any additional deferrals to the PSA. No distributions from the PSA were made in 2004, 2003 or 2002. The pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004 and 2003. In prior years, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the financial statements. The American Jobs Creation Act of 2004 (AJCA) provides for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. Due to this favorable legislation, the Company believes the PSA will be eliminated without incurring a tax and therefore, no Federal income tax has been provided for in the financial statements.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Total Federal income tax expense for the years ended December 31, 2004, 2003, and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                               2004
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 60,213      35.0%
Dividends received deduction and tax exempt interest       (1,146)     (0.7)
Other, net                                                   (725)     (0.4)
                                                         --------      ----
      Total expense and effective rate                   $ 58,342      33.9%
                                                         ========      ====

Cumulative effect of change in accounting principle
   tax expense                                           $    268
                                                         ========

                                                               2003
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 78,476      35.0%
Dividends received deduction and tax exempt interest       (1,267)     (0.6)
Other, net                                                 (3,616)     (1.6)
                                                         --------      ----
      Total expense and effective rate                   $ 73,593      32.8%
                                                         ========      ====

Cumulative effect of change in accounting principle
   tax benefit                                           $ 14,968
                                                         ========

                                                               2002
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 25,318      35.0%
Dividends received deduction and tax exempt interest       (1,461)     (2.0)
Other, net                                                 (1,609)     (2.2)
                                                         --------      ----
      Total expense and effective rate                   $ 22,248      30.8%
                                                         ========      ====

Cumulative effect of change in accounting
   principle tax benefit                                 $     --
                                                         ========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2004 and 2003 relate to the following:

                                                        2004           2003
                                                      ---------      ---------
Deferred tax assets:
   Pension and benefit obligations                    $  15,916         18,745
   Future policy benefits                               580,098        464,697
   Mortgage loans on real estate                          2,558          2,546
   Net operating and capital loss carryforward              367          4,952
   Other                                                 24,944         31,946
                                                      ---------      ---------
         Total gross deferred tax assets                623,883        522,886
   Valuation allowance on deferred tax assets               297             --
                                                      ---------      ---------
         Net deferred tax assets                        623,586        522,886

Deferred tax liabilities:
   Fixed maturity securities available-for-sale         129,131         77,367
   Deferred policy acquisition costs                    160,347        152,143
   Other fixed maturities, equity securities, and
      other long-term investments                           361            112
   Fixed assets                                           5,264          6,048
   Reinsurance recoverable                              445,063        342,417
   Other                                                  7,074         17,723
                                                      ---------      ---------
         Total gross deferred tax liabilities           747,240        595,810
                                                      ---------      ---------
         Net deferred tax liability                   $(123,654)       (72,924)
                                                      =========      =========

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in tax returns in future years. At December 31, 2004, the Company had net operating losses of $2,429 and a capital loss carryforward of $20 from its subsidiary, NSLAC, which was first consolidated in 2004. The net operating losses of NSLAC are subject to Federal income tax limitations that only allow the net operating losses to be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carry forward period. At December 31, 2004, the Company established a valuation allowance of $297 for NSLAC on the net deferred assets in excess of the net deferred liabilities using the graduated tax rate of 15%.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(10)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures:

      - CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

      - INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

      - SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

      - MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      - DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

      - NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

      - POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

                                                                 2004
                                                       -------------------------
                                                        CARRYING      ESTIMATED
                                                         AMOUNT       FAIR VALUE
                                                       ----------     ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                              $6,718,615      6,718,615
         Equity securities                                 16,244         16,244
      Fixed maturities held-to-maturity                   618,628        677,313
      Trading securities:
         Reinsurance portfolio                              6,364          6,364
         Seed money                                         7,321          7,321
      Mortgage loans on real estate                     1,200,919      1,290,152
      Policy loans                                        189,608        189,608
      Short-term investments                               10,703         10,703
   Cash                                                    41,859         41,859
   Assets held in Separate Accounts                     2,861,577      2,861,577

Liabilities:
   Guaranteed investment contracts                     $  311,462        312,283
   Individual deferred annuity contracts                4,500,101      4,516,760
   Other annuity contracts                                710,694        737,378
   Policyholders' dividend accumulations and other
      policyholder funds                                   97,028         97,028
   Notes payable                                           99,528        123,898
   Liabilities related to Separate Accounts             2,861,577      2,861,577

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                       2003
                                                           --------------------------
                                                             CARRYING      ESTIMATED
                                                              AMOUNT       FAIR VALUE
                                                           -------------   ----------
Assets:
   Investments:
      Securities available-for-sale:
         Fixed maturities                                  $   6,247,095    6,247,095
         Equity securities                                           909          909
      Fixed maturities held-to-maturity                          649,192      718,833
      Trading securities                                         656,817      656,817
      Mortgage loans on real estate                            1,212,737    1,285,643
      Policy loans                                               184,264      184,264
   Cash                                                           88,821       88,821
   Assets held in Separate Accounts                            2,272,362    2,272,362

Liabilities:
   Guaranteed investment contracts                         $     443,040      457,012
   Individual deferred annuity contracts                       4,993,412    4,344,838
   Other annuity contracts                                       748,392      809,286
   Policyholders' dividend accumulations and other
      policyholder funds                                          93,637       93,637
   Notes payable                                                 134,495      155,218
   Liabilities related to Separate Accounts                    2,261,434    2,261,434

(11)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

      (a)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

            The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $43,563 and $91,734 as of December 31, 2004 and 2003, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

            Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2004. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2004 and 2003:

                                                               2004           2003
                                                           -------------   ----------
Mortgage assets by type:
   Retail                                                  $     366,214     371,275
   Office                                                        382,456     376,010
   Apartment                                                     160,103     185,030
   Industrial                                                    164,245     150,592
   Other                                                         134,001     135,892
                                                           -------------   ---------
                                                               1,207,019   1,218,799

   Less valuation allowances                                       6,100       6,062
                                                           -------------   ---------
           Total mortgage loans on real estate, net        $   1,200,919   1,212,737
                                                           =============   =========

(12)  PENSIONS AND OTHER POSTRETIREMENT BENEFITS

      (a)   HOME OFFICE PENSION PLANS

            The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

            The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

            The Company also has other deferred compensation and supplementary plans.

            The measurement date was December 31.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(b)   HOME OFFICE POST-RETIREMENT BENEFIT PLAN

      The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements. The retirees contribute approximately 59% of premium for coverage.

      The Plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company.

      The measurement date was December 31.

(c)   AGENTS' PENSION PLAN

      The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

      The measurement date was December 31.

(d)   AGENTS' POST-RETIREMENT BENEFITS PLAN

      The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 50% of premium for coverage.

      The Company has not yet been able to determine whether the Plan's prescription drug benefit is actuarially equivalent to the Medicare Part D benefit. Therefore, neither the Accumulated Post-Retirement Benefit Obligation nor the Net Periodic Benefit Cost reflect any amount attributable to the Medicare Act's federal subsidy component.

      The measurement date was December 31.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(e)   OBLIGATIONS AND FUNDED STATUS

      Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2004 and 2003 is as follows:

                                                                         PENSION  BENEFITS                OTHER  BENEFITS
                                                                      -----------------------           --------------------
                                                                         2004          2003              2004         2003
                                                                      -----------     -------           -------     --------
Change in benefit obligation:
  Projected benefit obligation at beginning of year                   $    59,783      51,176             8,939       9,335
  Service cost                                                              2,771       2,337               178         260
  Interest cost                                                             3,821       3,720               536         704
  Actuarial (gain)/loss                                                       (67)      4,258              (756)     (1,043)
  Benefits paid*                                                           (2,523)     (1,708)             (358)       (317)
                                                                      -----------     -------           -------     -------

  Projected benefit obligation at end of year                         $    63,785      59,783             8,539       8,939
                                                                      ===========     =======           =======     =======
Accumulated benefit obligation                                        $    55,135      50,766                 -           -
                                                                      ===========     =======           =======     =======
Change in plan assets:
  Fair value of plan assets at beginning of year                      $    31,007      25,988                 -           -
  Actual return on plan assets                                              3,937       6,331                 -           -
  Benefits and expenses paid                                               (2,175)     (1,312)                -           -
                                                                      -----------     -------           -------     -------
  Fair value of plan assets at end of year                            $    32,769      31,007                 -           -
                                                                      ===========     =======           =======     =======
Funded status                                                         $   (31,016)    (28,776)           (8,539)     (8,939)
Unrecognized net actuarial (gain)/loss                                     14,452      17,153            (1,947)     (1,353)
Unrecognized prior service cost/(benefit)                                  (1,039)     (2,072)           (3,721)     (4,226)
                                                                      -----------     -------           -------     -------
              Net amount recognized                                   $   (17,603)    (13,695)          (14,207)    (14,518)
                                                                      ===========     =======           =======     =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                          PENSION BENEFITS               OTHER BENEFITS
                                                     ------------------------         ---------------------
                                                       2004            2003            2004          2003
                                                     ----------       -------         -------       -------
Amounts recognized in the statement of financial
  position consist of:
     Prepaid benefit costs                           $    4,567         6,147              --            --
     Accrued benefit costs                              (24,310)      (20,531)        (14,206)      (14,518)
     Intangible assets                                      597         1,003              --            --
     Accumulated other
        comprehensive income                              1,543          (314)             --            --
                                                     ----------       -------         -------       -------

              Net amount recognized                  $  (17,603)      (13,695)        (14,206)      (14,518)
                                                     ==========       =======         =======       =======

                                                                 PENSION BENEFITS
                                                     ----------------------------------------
                                                       2004             2003           2002
                                                     ----------        ------          ------
Components of net periodic benefit cost:
     Service cost                                    $    2,771         2,337           1,830
     Interest costs                                       3,821         3,720           3,553
     Expected return on plan assets                      (2,551)       (2,124)         (2,329)
     Amortization of prior service cost                    (220)         (220)           (241)
     Amortization of net (gain) loss                      1,247         1,626             959
                                                     ----------        ------          ------

           Net periodic benefit cost                 $    5,068         5,339           3,772
                                                     ==========        ======          ======

                                                                   OTHER BENEFITS
                                                     ----------------------------------------
                                                        2004             2003            2002
                                                     ----------          ----            ----
Components of net periodic benefit cost:
     Service cost                                    $      178           260             286
     Interest costs                                         536           704             669
     Amortization of prior service cost                    (505)         (505)           (505)
     Amortization of net (gain) loss                       (162)           --              --
                                                     ----------          ----            ----

           Net periodic benefit cost                 $       47           459             450
                                                     ==========          ====            ----

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2004 and 2003 is as follows:

                                         PENSION BENEFITS            OTHER BENEFITS
                                      -----------------------        ---------------
                                         2004           2003         2004       2003
                                      ------------     ------        ----       ----
Information for pension plans
  with an accumulated benefit
  obligation in excess of plan
  assets:
     Projected benefit obligation     $     26,530     23,732           -          -
     Accumulated benefit obligation         24,310     20,531           -          -
     Fair value of plan assets                   -          -           -          -

(f)   Assumptions

                                               PENSION BENEFITS               OTHER BENEFITS
                                              --------------------         -------------------
                                              2004            2003         2004           2003
                                              ----            ----         -----          ----
Weighted average assumptions
   used to determine benefit
   obligations at December 31:
      Discount rate                           5.40%           5.40%         6.25%         6.25%
      Rate of compensation increase           4.00%           4.10%            -             -
Weighted average assumptions
   used to determine net periodic
   benefit cost at January 1:
      Discount rate                           5.40%           6.20%         6.25%         7.00%
      Expected long-term return on
         plan assets                          8.50%           8.50%            -             -
      Rate of compensation increase           4.00%           4.00%            -             -
      Health care cost trend rate
         assumed for next year                   -               -         10.00%         10.00%
      Rate to which the health cost
         trend rate is assumed to
         decline (the ultimate
         trend rate)                             -               -          6.00%         6.00%
      Year that the rate reaches the
         ultimate trend rate                     -               -          2008          2007

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                  1 PERCENTAGE          1 PERCENTAGE
                                                                     POINT                 POINT
                                                                    INCREASE              DECREASE
                                                                  ------------          ------------
Effect on total of 2004 service cost and interest cost            $         89                   (42)
Effect on 2004 other post-retirement benefit obligation                  1,003                  (477)

(g)   PLAN ASSETS

      The Company's qualified pension plan had weighted-average asset allocations at December 31, 2004 and 2003, by asset category as follows:

                                      PLAN ASSETS AT DECEMBER 31
                                      --------------------------
                                      2004                  2003
                                      ----                  ----
Equity securities                       75%                   65%
Debt securities                         18%                   24%
Real estate                              5%                    4%
Other                                    2%                    7%
                                      ----                  ----
        Total                          100%                  100%
                                      ====                  ====

      The assets of the Company's defined benefit pension plan (the Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short-term liquidity needs and its long-term liabilities.

      For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan Committee.

      The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 30% of the weighted average return and equity securities make up 70% of the weighted average return.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(h)   CASH FLOWS

      (i)   CONTRIBUTIONS

            The Company expects to contribute $1,448 to its qualified pension plan and $0 to its other post-retirement benefit plans in 2005.

      (ii)  ESTIMATED FUTURE BENEFIT PAYMENTS

            The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                       PENSION                 OTHER
                                       BENEFITS               BENEFITS
                                      ---------               --------
2005                                  $   4,200                   296
2006                                      3,992                   313
2007                                      4,877                   330
2008                                      4,792                   331
2009                                      6,892                   332
2010-2014                                44,002                 1,671

(i)   OTHER PLAN EXPENSES

      The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2004, 2003, and 2002 were $2,040, $2,292, and $1,860 respectively.

      Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $696, $484, and $447, in 2004, 2003, and 2002, respectively.

(j)   ONFS EMPLOYEES

      The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(13)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

      As of December 31, 2004, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

      The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $73,400 may be paid by ONLIC to ONFS in 2005 without prior approval. Dividends of approximately $30,000 and $8,000 were paid by ONLIC to ONFS in 2004 and 2003, respectively. No dividends were paid by ONLIC to ONFS in 2002.

      The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $12,800 may be paid by ONLAC to ONLIC in 2005 without prior approval. ONLAC paid $5,000 to ONLIC in 2004, $8,438 in 2003, and $12,000 in 2002.

      The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2005 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2004 or 2003.

      In order to strengthen ONLIC's statutory capital position, ONFS made a $12,963 capital contribution to ONLIC in 2004, a $96,000 capital contribution in 2003, and a $50,000 capital contribution in 2002.

(14)  BANK LINE OF CREDIT

      As of December 31, 2004, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company's request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2004 and 2003 for amounts up to $50,000. Total interest and fees paid on this line of credit were $323 in 2004 and $161 in 2003. There was no borrowing outstanding on this facility as of December 31, 2004 or as of December 31, 2003.

(15)  CONTINGENCIES

      ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(16)  REINSURANCE

      The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 18%, 17%, and 20% of gross earned life and accident and health premiums during 2004, 2003, and 2002, respectively.

      The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the income statement. Prior to the adoption of DIG B36 in 2003, the Company recognized a liability as of December 31, 2002 of $33,819 related to unrealized gains that would be payable to reinsurers if realized. This liability was a reduction to Other Comprehensive Income.

      The ceded reserves attributable to coinsurance agreements were $1,012,149 and $739,227 as of December 31, 2004 and 2003, respectively.

(17)  SEGMENT INFORMATION

      The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                         December 31,2004,2003 and 2002

                             (Dollars in thousands)

The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                     YEAR ENDED OR AS OF DECEMBER 31, 2004
                                  --------------------------------------------------------------------------------
                                    INDIVIDUAL         PENSION            OTHER
                                  LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                  --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
    premiums                             162,789                -               -                -         162,789
  Annuity premiums and charges                 -           47,873             233                -          48,106
  Universal life policy charges           83,918                -               -                -          83,918
  Accident and health
     insurance premiums                        -                -          20,611                -          20,611
  Investment management fees                 496            4,648               -                -           5,144
  Change in value of trading
    portfolio                                  -                -               -          (30,860)        (30,860)
  Change in value of reinsurance
     derivative                                -                -               -           31,083          31,083
  Net investment income                  162,867          389,776          10,419            2,713         565,775
  Net realized investment losses               -                -               -          (24,109)        (24,109)
  Other income                               915           31,071               -            1,001          32,987
                                  --------------    -------------       ---------        ---------      ----------
                                         410,985          473,368          31,263          (20,172)        895,444
                                  --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                    241,087          251,673          22,017              491         515,268
  Provision for policyholders'
     dividends on participating
     policies                             29,934                1           1,068                -          31,003
  Operating expenses                      73,034           98,391           3,318            2,392         177,135
                                  --------------    -------------       ---------        ---------      ----------
                                         344,055          350,065          26,403            2,883         723,406
                                  --------------    -------------       ---------        ---------      ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting
  principle                       $       66,930          123,303           4,860          (23,055)        172,038
                                  ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2004               $    2,961,050        9,616,431         299,405          839,206      13,716,092
                                  ==============    =============       =========        =========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                         December 31,2004,2003 and 2002

                             (Dollars in thousands)

                                                          YEAR ENDED OR AS OF DECEMBER 31, 2003
                                     --------------------------------------------------------------------------------
                                       INDIVIDUAL         PENSION            OTHER
                                     LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                     --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
    premiums                         $      138,669                -               -                -         138,669
  Annuity premiums and charges                    -           44,968               -                -          44,968
  Universal life policy charges              76,110                -               -                -          76,110
  Accident and health
     insurance premiums                           -                -          17,139                -          17,139
  Investment management fees                    449            3,775               -                -           4,224
  Change in value of trading
    portfolio                                     -                -               -           31,267          31,267
  Change in value of reinsurance
     derivative                                   -                -               -           11,423          11,423
  Net investment income                     152,373          369,299           9,971           15,221         546,864
  Net realized investment losses                  -                -               -           (3,350)         (3,350)
  Other income                                  430           21,799             286            1,780          24,295
                                     --------------    -------------       ---------        ---------      ----------
                                            368,031          439,841          27,396           56,341         891,609
                                     --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                       220,443          237,892          16,915                -         475,250
  Provision for policyholders'
    dividends on participating
    policies                                 30,592                7             732                -          31,331
  Operating expenses                         57,544           97,096           4,400            1,772         160,812
                                     --------------    -------------       ---------        ---------      ----------
                                            308,579          334,995          22,047            1,772         667,393
                                     --------------    -------------       ---------        ---------      ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting  principle    $       59,452          104,846           5,349           54,569         224,216
                                     ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2003                  $    2,896,301        9,226,722         226,171          668,586      13,017,780
                                     ==============    =============       =========        =========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                       YEAR ENDED OR AS OF DECEMBER 31, 2002
                                  --------------------------------------------------------------------------------
                                    INDIVIDUAL         PENSION            OTHER
                                  LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                  --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
     premiums                     $      126,794                -             881                -         127,675
  Annuity premiums and charges                 -           42,256               -                -          42,256
  Universal life policy charges           69,777                -               -                -          69,777
  Accident and health
     insurance premiums                        -                -          20,210                -          20,210
  Investment management fees                 502            3,635               -                -           4,137
  Net investment income                  143,773          311,153          10,216           (3,700)        461,442
  Net realized losses on
     investments                               -                -               -          (64,164)        (64,164)
  Other income                               172           16,065           1,342              243          17,822
                                  --------------    -------------       ---------        ---------      ----------
                                         341,018          373,109          32,649          (67,621)        679,155
                                  --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                    188,222          218,617          20,783              407         428,029
  Provision for policyholders'
     dividends on participating
     policies                             30,073                9             416                -          30,498
  Operating expenses                      61,342           91,033           6,737          (10,821)        148,291
                                  --------------    -------------       ---------        ---------      ----------
                                         279,637          309,659          27,936          (10,414)        606,818
                                  --------------    -------------       ---------        ---------      ----------
Income (loss) before Federal
  income taxes                    $       61,381           63,450           4,713          (57,207)         72,337
                                  ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2002               $    2,640,390        8,030,411         232,669          261,670      11,165,140
                                  ==============    =============       =========        =========      ==========

(18)  RELATED PARTY TRANSACTIONS

      On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

(19)  SUBSEQUENT EVENT

      On January 18, 2005, the Company announced the termination of the 2004 stock purchase agreement between SML and ONLIC due to the failure of the agreement to receive the approval of the New York Insurance Department. The agreement called for ONLIC to acquire SML through a sponsored demutualization. SML was to convert to a stock company and then sell its stock to ONLIC. The transaction required the approval of the New York Insurance Department, which officially disapproved the agreement effective December 30, 2004.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 2)
                                                              -------------------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
126,964 Shares (Cost $3,128,356)............................         $ 3,535,959                  $ 3,535,959
Money Market Subaccount
124,390 Shares (Cost $1,243,896)............................           1,243,896                    1,243,896
Bond Subaccount
59,585 Shares (Cost $625,166)...............................             675,103                      675,103
Omni Subaccount
103,165 Shares (Cost $1,658,526)............................           1,346,306                    1,346,306
International Subaccount
157,694 Shares (Cost $1,732,413)............................           1,551,706                    1,551,706
Capital Appreciation Subaccount
125,824 Shares (Cost $1,670,164)............................           2,052,197                    2,052,197
Discovery Subaccount
119,533 Shares (Cost $2,403,931)............................           2,219,724                    2,219,724
International Small Company Subaccount
36,973 Shares (Cost $449,723)...............................             543,133                      543,133
Aggressive Growth Subaccount
92,862 Shares (Cost $597,450)...............................             553,458                      553,458
Small Cap Growth Subaccount
44,374 Shares (Cost $341,798)...............................             362,979                      362,979
Mid Cap Opportunity Subaccount
133,211 Shares (Cost $1,825,709)............................           2,108,731                    2,108,731
S&P 500 Index Subaccount
311,123 Shares (Cost $3,840,303)............................           3,907,707                    3,907,707
Blue Chip Subaccount
17,447 Shares (Cost $163,234)...............................             191,040                      191,040
High Income Bond Subaccount
43,629 Shares (Cost $342,555)...............................             377,390                      377,390
Capital Growth Subaccount
16,384 Shares (Cost $252,841)...............................             281,644                      281,644
Nasdaq-100 Index Subaccount
57,716 Shares (Cost $198,742)...............................             241,255                      241,255
Bristol Growth Subaccount
1,642 Shares (Cost $16,539).................................              16,518                       16,518
Bryton Growth Subaccount
3,448 Shares (Cost $31,125).................................              34,584                       34,584

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 2)
                                                              -------------------------     -----------------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
1,007 Shares (Cost $8,667)..................................         $    10,355                  $    10,355
Second Quarter Subaccount
1,092 Shares (Cost $10,664).................................              12,126                       12,126
Third Quarter Subaccount
737 Shares (Cost $6,441)....................................               7,071                        7,071
Fourth Quarter Subaccount
601 Shares (Cost $5,739)....................................               6,409                        6,409

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
124 Shares (Cost $1,082)....................................               1,297                        1,297
Second Quarter Subaccount
132 Shares (Cost $1,094)....................................               1,325                        1,325
Third Quarter Subaccount
142 Shares (Cost $1,284)....................................               1,420                        1,420
Fourth Quarter Subaccount
138 Shares (Cost $1,241)....................................               1,437                        1,437

JANUS ADVISER SERIES:
Growth Subaccount
34,215 Shares (Cost $683,144)...............................             707,915                      707,915
Worldwide Subaccount
23,292 Shares (Cost $674,835)...............................             641,452                      641,452
Balanced Subaccount
50,807 Shares (Cost $1,193,091).............................           1,278,817                    1,278,817
International Growth Subaccount
1,502 Shares (Cost $37,574).................................              43,413                       43,413

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
12,315 Shares (Cost $215,046)...............................             276,482                      276,482
Multi Cap Value II Subaccount
467 Shares (Cost $4,270)....................................               5,496                        5,496
Mid Cap Growth II Subaccount
16,501 Shares (Cost $258,105)...............................             269,951                      269,951

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
16,274 Shares (Cost $153,908)...............................             190,566                      190,566
Core US Equity Subaccount
7,510 Shares (Cost $83,133).................................              93,279                       93,279

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY               DECEMBER 31, 2004

                                                                        ASSETS               CONTRACT OWNERS' EQUITY
                                                               -------------------------     -----------------------
                                                                                                  CONTRACTS IN
                                                                    INVESTMENTS AT                ACCUMULATION
                                                                      FAIR VALUE                 PERIOD (NOTE 2)
                                                               -------------------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
Capital Growth Subaccount
17,395 Shares (Cost $162,615)................................         $   180,731                  $   180,731

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
US Real Estate Subaccount
14,461 Shares (Cost $242,431)................................             296,151                      296,151
Core Plus Fixed Income Subaccount
199 Shares (Cost $2,272).....................................               2,300                        2,300

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
24,203 Shares (Cost $246,889)................................             336,664                      336,664
Small Cap Subaccount
39,135 Shares (Cost $517,394)................................             661,376                      661,376

FIDELITY VARIABLE INSURANCE PRODUCTS -- FUND SERVICE CLASS 2:
VIP Mid-Cap Subaccount
42,003 Shares (Cost $936,267)................................           1,255,048                    1,255,048
VIP Contrafund Subaccount
27,700 Shares (Cost $606,029)................................             729,884                      729,884
VIP Growth Subaccount
13,408 Shares (Cost $373,770)................................             424,222                      424,222
VIP Equity Income Subaccount
6,825 Shares (Cost $159,153).................................             171,251                      171,251

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
5,914 Shares (Cost $75,843)..................................              86,993                       86,993
Investors Growth Stock Subaccount
21,634 Shares (Cost $186,081)................................             202,065                      202,065
Mid Cap Growth Subaccount
13,853 Shares (Cost $86,297).................................              96,972                       96,972
Total Return Subaccount
32,269 Shares (Cost $620,462)................................             685,711                      685,711

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
7,551 Shares (Cost $109,495).................................             135,019                      135,019
Mid Cap Value Subaccount
10,528 Shares (Cost $214,542)................................             272,893                      272,893

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
30,205 Shares (Cost $386,347)................................             390,244                      390,244

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 2)
                                                              -------------------------     -----------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
  (CONTINUED)
Total Return Subaccount
14,581 Shares (Cost $152,199)...............................         $   153,245                  $   153,245
Global Bond Subaccount
15,263 Shares (Cost $195,699)...............................             202,543                      202,543

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
6,362 Shares (Cost $88,972).................................             107,770                      107,770

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation Subaccount
124 Shares (Cost $4,249)....................................               4,412                        4,412

ROYCE CAPITAL FUND:
Small-Cap Subaccount
39,608 Shares (Cost $323,731)...............................             356,473                      356,473
Micro-Cap Subaccount
26,772 Shares (Cost $301,448)...............................             307,875                      307,875

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
3 Shares (Cost $53).........................................                  53                           53
Jennison 20/20 Focus Subaccount
1,478 Shares (Cost $16,316).................................              18,071                       18,071

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
3,040 Shares (Cost $6,533)..................................               7,054                        7,054

UBS SERIES TRUST:
U.S. Allocation Subaccount
29 Shares (Cost $364).......................................                 388                          388
                                                                     -----------                  -----------
TOTALS......................................................         $31,877,549                  $31,877,549
                                                                     ===========                  ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                         OHIO NATIONAL FUND, INC.
                                                    -------------------------------------------------------------------

                                                      EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                    ----------   ------------   ----------   ----------   -------------
                                                       2004          2004          2004         2004          2004
                                                    ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends............................   $  1,517      $ 12,554      $      0     $ 18,496      $      0
  Risk & administrative expense (note 3)..........    (41,809)      (17,032)       (9,114)     (17,770)      (20,560)
                                                     --------      --------      --------     --------      --------
     Net investment activity......................    (40,292)       (4,478)       (9,114)         726       (20,560)
                                                     --------      --------      --------     --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains........................          0             0             0            0             0
  Realized gain (loss)............................     21,697           (10)        7,651      (65,778)      (94,075)
  Unrealized gain.................................    391,548             0        29,765      139,596       281,046
                                                     --------      --------      --------     --------      --------
     Net gain (loss) on investments...............    413,245           (10)       37,416       73,818       186,971
                                                     --------      --------      --------     --------      --------
          Net increase (decrease) in contract
            owners' equity from operations........   $372,953      $ (4,488)     $ 28,302     $ 74,544      $166,411
                                                     ========      ========      ========     ========      ========

                                                            OHIO NATIONAL FUND, INC.
                                                    -----------------------------------------
                                                      CAPITAL                   INTERNATIONAL
                                                    APPRECIATION   DISCOVERY      SMALL CO.
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ------------   ----------   -------------
                                                        2004          2004          2004
                                                    ------------   ----------   -------------
Investment activity:
  Reinvested dividends............................    $  7,457      $      0      $  5,267
  Risk & administrative expense (note 3)..........     (24,259)      (29,923)       (6,381)
                                                      --------      --------      --------
     Net investment activity......................     (16,802)      (29,923)       (1,114)
                                                      --------      --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains........................           0             0             0
  Realized gain (loss)............................      27,016       (84,792)       11,051
  Unrealized gain.................................     189,993       312,372        78,298
                                                      --------      --------      --------
     Net gain (loss) on investments...............     217,009       227,580        89,349
                                                      --------      --------      --------
          Net increase (decrease) in contract
            owners' equity from operations........    $200,207      $197,657      $ 88,235
                                                      ========      ========      ========

                                                                                OHIO NATIONAL FUND, INC.
                                                             ---------------------------------------------------------------
                                                             AGGRESSIVE   SMALL CAP      MID CAP        S&P
                                                               GROWTH       GROWTH     OPPORTUNITY   500 INDEX    BLUE CHIP
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                             ----------   ----------   -----------   ----------   ----------
                                                                2004         2004         2004          2004         2004
                                                             ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends.....................................   $      0     $      0     $      0      $ 42,925     $  2,633
  Risk & administrative expense (note 3)...................     (7,031)      (4,485)     (25,986)      (48,532)      (2,280)
                                                              --------     --------     --------      --------     --------
     Net investment activity...............................     (7,031)      (4,485)     (25,986)       (5,607)         353
                                                              --------     --------     --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.................................          0            0            0             0            0
  Realized gain (loss).....................................    (22,652)      (1,716)      13,523       (20,343)       4,601
  Unrealized gain..........................................     70,108       41,279      244,859       344,498        9,989
                                                              --------     --------     --------      --------     --------
     Net gain on investments...............................     47,456       39,563      258,382       324,155       14,590
                                                              --------     --------     --------      --------     --------
          Net increase in contract owners'
            equity from operations.........................   $ 40,425     $ 35,078     $232,396      $318,548     $ 14,943
                                                              ========     ========     ========      ========     ========

                                                                   OHIO NATIONAL FUND, INC.
                                                             -------------------------------------
                                                             HIGH INCOME    CAPITAL     NASDAQ-100
                                                                BOND         GROWTH       INDEX
                                                             SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                             -----------   ----------   ----------
                                                                2004          2004         2004
                                                             -----------   ----------   ----------
Investment activity:
  Reinvested dividends.....................................   $  1,152      $      0     $      0
  Risk & administrative expense (note 3)...................     (3,717)       (3,236)      (2,635)
                                                              --------      --------     --------
     Net investment activity...............................     (2,565)       (3,236)      (2,635)
                                                              --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.................................          0             0            0
  Realized gain (loss).....................................      7,562        (2,252)       9,689
  Unrealized gain..........................................     21,332        49,165       11,567
                                                              --------      --------     --------
     Net gain on investments...............................     28,894        46,913       21,256
                                                              --------      --------     --------
          Net increase in contract owners'
            equity from operations.........................   $ 26,329      $ 43,677     $ 18,621
                                                              ========      ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                              {OHIO NATIONAL FUND, INC.
                                                              -------------------------
                                                                              BRYTON
                                                                BRISTOL       GROWTH
                                                              SUBACCOUNT    SUBACCOUNT
                                                              -----------   -----------
                                                                 2004          2004
                                                              -----------   -----------
Investment activity:
  Reinvested dividends......................................   $    173      $      0
  Risk & administrative expense (note 3)....................       (105)         (336)
                                                               --------      --------
     Net investment activity................................         68          (336)
                                                               --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................      1,777             0
  Realized gain.............................................         17            73
  Unrealized gain (loss)....................................       (138)        2,912
                                                               --------      --------
     Net gain on investments................................      1,656         2,985
                                                               --------      --------
          Net increase in contract owners'
            equity from operations..........................   $  1,724      $  2,649
                                                               ========      ========

                                                                      DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                              -------------------------------------------------
                                                                FIRST        SECOND       THIRD        FOURTH
                                                               QUARTER      QUARTER      QUARTER      QUARTER
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------   ----------
                                                                 2004         2004         2004         2004
                                                              ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $      0     $      0     $      0
  Risk & administrative expense (note 3)....................       (133)        (157)         (82)         (63)
                                                               --------     --------     --------     --------
     Net investment activity................................       (133)        (157)         (82)         (63)
                                                               --------     --------     --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................          0            0            0            0
  Realized gain.............................................         73           49          478           45
  Unrealized gain (loss)....................................        214          177          (70)          86
                                                               --------     --------     --------     --------
     Net gain on investments................................        287          226          408          131
                                                               --------     --------     --------     --------
          Net increase in contract owners'
            equity from operations..........................   $    154     $     69     $    326     $     68
                                                               ========     ========     ========     ========

                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)             JANUS ADVISER SERIES
                                                      -------------------------------------------------   -----------------------
                                                        FIRST        SECOND       THIRD        FOURTH
                                                       QUARTER      QUARTER      QUARTER      QUARTER       GROWTH     WORLDWIDE
                                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                      ----------   ----------   ----------   ----------   ----------   ----------
                                                         2004         2004         2004         2004         2004         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..............................   $      0     $      0     $      0     $      0     $      0     $  2,414
  Risk & administrative expense (note 3)............        (31)         (20)         (21)         (18)      (9,543)      (8,253)
                                                       --------     --------     --------     --------     --------     --------
     Net investment activity........................        (31)         (20)         (21)         (18)      (9,543)      (5,839)
                                                       --------     --------     --------     --------     --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................          0            0            0            0            0            0
  Realized gain (loss)..............................        484           58           31           43       (3,533)     (26,881)
  Unrealized gain (loss)............................       (213)          90           91           36       37,036       59,362
                                                       --------     --------     --------     --------     --------     --------
     Net gain on investments........................        271          148          122           79       33,503       32,481
                                                       --------     --------     --------     --------     --------     --------
          Net increase in contract owners'
            equity from operations..................   $    240     $    128     $    101     $     61     $ 23,960     $ 26,642
                                                       ========     ========     ========     ========     ========     ========

                                                         JANUS ADVISER SERIES
                                                      --------------------------
                                                                   INTERNATIONAL
                                                       BALANCED       GROWTH
                                                      SUBACCOUNT    SUBACCOUNT
                                                      ----------   -------------
                                                         2004          2004
                                                      ----------   -------------
Investment activity:
  Reinvested dividends..............................   $ 19,438      $    252
  Risk & administrative expense (note 3)............    (15,512)         (205)
                                                       --------      --------
     Net investment activity........................      3,926            47
                                                       --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................          0             0
  Realized gain (loss)..............................     18,620           215
  Unrealized gain (loss)............................     58,935         5,810
                                                       --------      --------
     Net gain on investments........................     77,555         6,025
                                                       --------      --------
          Net increase in contract owners'
            equity from operations..................   $ 81,481      $  6,072
                                                       ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                STRONG VARIABLE INSURANCE FUNDS, INC
                                                              ----------------------------------------
                                                                               MULTI CAP     MID CAP
                                                              OPPORTUNITY II    VALUE II    GROWTH II
                                                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                              --------------   ----------   ----------
                                                                   2004           2004         2004
                                                              --------------   ----------   ----------
Investment activity:
  Reinvested dividends......................................     $      0       $     0      $      0
  Risk & administrative expense (note 3)....................       (3,758)          (59)       (3,048)
                                                                 --------       -------      --------
     Net investment activity................................       (3,758)          (59)       (3,048)
                                                                 --------       -------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................            0             0             0
  Realized gain (loss)......................................       17,083            11        (2,888)
  Unrealized gain...........................................       29,678           771        45,771
                                                                 --------       -------      --------
     Net gain on investments................................       46,761           782        42,883
                                                                 --------       -------      --------
          Net increase in contract owners'
            equity from operations..........................     $ 43,003       $   723      $ 39,835
                                                                 ========       =======      ========

                                                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                              ---------------------------------------
                                                               GROWTH &       CORE US       CAPITAL
                                                                INCOME        EQUITY        GROWTH
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   -----------   -----------
                                                                 2004          2004          2004
                                                              -----------   -----------   -----------
Investment activity:
  Reinvested dividends......................................   $  2,743      $  1,235      $  1,378
  Risk & administrative expense (note 3)....................     (2,097)       (1,217)       (2,347)
                                                               --------      --------      --------
     Net investment activity................................        646            18          (969)
                                                               --------      --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................          0             0             0
  Realized gain (loss)......................................      7,553         7,500         8,571
  Unrealized gain...........................................     17,903         4,872         6,644
                                                               --------      --------      --------
     Net gain on investments................................     25,456        12,372        15,215
                                                               --------      --------      --------
          Net increase in contract owners'
            equity from operations..........................   $ 26,102      $ 12,390      $ 14,246
                                                               ========      ========      ========

                                                          VAN KAMPEN UNIVERSAL           LAZARD RETIREMENT
                                                     INSTITUTIONAL FUNDS -- CLASS I         SERIES, INC
                                                     ------------------------------   -----------------------
                                                          US           CORE PLUS       EMERGING
                                                      REAL ESTATE     FIXED INCOME      MARKET     SMALL CAP
                                                      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                     -------------   --------------   ----------   ----------
                                                         2004             2004           2004         2004
                                                     -------------   --------------   ----------   ----------
Investment activity:
  Reinvested dividends.............................     $  2,338        $     63       $  1,585     $      0
  Risk & administrative expense (note 3)...........       (1,689)            (23)        (3,172)      (7,383)
                                                        --------        --------       --------     --------
     Net investment activity.......................          649              40         (1,587)      (7,383)
                                                        --------        --------       --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................        2,722               4              0            0
  Realized gain....................................        1,455               0         31,419       16,019
  Unrealized gain (loss)...........................       47,554               9         39,727       64,274
                                                        --------        --------       --------     --------
     Net gain on investments.......................       51,731              13         71,146       80,293
                                                        --------        --------       --------     --------
          Net increase in contract owners'
            equity from operations.................     $ 52,380        $     53       $ 69,559     $ 72,910
                                                        ========        ========       ========     ========

                                                           FIDELITY VARIABLE INSURANCE PRODUCTS --
                                                                     FUND SERVICE CLASS 2
                                                     ----------------------------------------------------
                                                        VIP          VIP          VIP            VIP
                                                      MID-CAP     CONTRAFUND     GROWTH     EQUITY INCOME
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                     ----------   ----------   ----------   -------------
                                                        2004         2004         2004          2004
                                                     ----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends.............................   $      0     $    774     $    462      $    728
  Risk & administrative expense (note 3)...........    (11,380)      (6,733)      (5,080)       (1,036)
                                                      --------     --------     --------      --------
     Net investment activity.......................    (11,380)      (5,959)      (4,618)         (308)
                                                      --------     --------     --------      --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................          0            0            0           190
  Realized gain....................................     42,310       11,681       17,742         2,430
  Unrealized gain (loss)...........................    173,256       68,633       (3,132)        9,334
                                                      --------     --------     --------      --------
     Net gain on investments.......................    215,566       80,314       14,610        11,954
                                                      --------     --------     --------      --------
          Net increase in contract owners'
            equity from operations.................   $204,186     $ 74,355     $  9,992      $ 11,646
                                                      ========     ========     ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                              ---------------------------------------------------
                                                                 NEW        INVESTORS      MID CAP       TOTAL
                                                              DISCOVERY    GROWTH STOCK     GROWTH       RETURN
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ----------   ------------   ----------   ----------
                                                                 2004          2004          2004         2004
                                                              ----------   ------------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0      $      0      $     0      $  6,540
  Risk & administrative expense (note 3)....................       (662)       (1,365)        (926)       (5,965)
                                                               --------      --------      -------      --------
     Net investment activity................................       (662)       (1,365)        (926)          575
                                                               --------      --------      -------      --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................          0             0            0             0
  Realized gain.............................................        666            30        6,322         4,886
  Unrealized gain...........................................      3,836        11,033        3,479        39,234
                                                               --------      --------      -------      --------
     Net gain on investments................................      4,502        11,063        9,801        44,120
                                                               --------      --------      -------      --------
          Net increase in contract owners' equity from
            operations......................................   $  3,840      $  9,698      $ 8,875      $ 44,695
                                                               ========      ========      =======      ========

                                                              J. P. MORGAN SERIES TRUST II
                                                              -----------------------------
                                                                  SMALL          MID CAP
                                                                 COMPANY          VALUE
                                                               SUBACCOUNT      SUBACCOUNT
                                                              -------------   -------------
                                                                  2004            2004
                                                              -------------   -------------
Investment activity:
  Reinvested dividends......................................    $      0        $    769
  Risk & administrative expense (note 3)....................        (916)         (3,455)
                                                                --------        --------
     Net investment activity................................        (916)         (2,686)
                                                                --------        --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................           0           1,324
  Realized gain.............................................       1,227          29,118
  Unrealized gain...........................................      21,338          20,561
                                                                --------        --------
     Net gain on investments................................      22,565          51,003
                                                                --------        --------
          Net increase in contract owners' equity from
            operations......................................    $ 21,649        $ 48,317
                                                                ========        ========

                                                                                                       CALVERT
                                                                                                       VARIABLE
                                                               PIMCO VARIABLE INSURANCE TRUST --     SERIES, INC.     DREYFUS
                                                                     ADMINISTRATIVE SHARES           ------------     VARIABLE
                                                              ------------------------------------                   INVESTMENT
                                                                                                        SOCIAL          FUND
                                                                 REAL        TOTAL        GLOBAL        EQUITY      ------------
                                                                RETURN       RETURN        BOND       SUBACCOUNT    APPRECIATION
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     (NOTE 5)      SUBACCOUNT
                                                              ----------   ----------   ----------   ------------   ------------
                                                                 2004         2004         2004          2004           2004
                                                              ----------   ----------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends......................................   $  2,545     $  2,154     $  3,150      $     81       $     61
  Risk & administrative expense (note 3)....................     (3,157)      (1,522)      (2,269)       (1,368)           (46)
                                                               --------     --------     --------      --------       --------
     Net investment activity................................       (612)         632          881        (1,287)            15
                                                               --------     --------     --------      --------       --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................     12,250        1,939       12,280             0              0
  Realized gain.............................................      2,049           51        2,102         4,496             28
  Unrealized gain...........................................      3,404        1,449        2,163         2,970            109
                                                               --------     --------     --------      --------       --------
     Net gain on investments................................     17,703        3,439       16,545         7,466            137
                                                               --------     --------     --------      --------       --------
          Net increase in contract owners' equity from
            operations......................................   $ 17,091     $  4,071     $ 17,426      $  6,179       $    152
                                                               ========     ========     ========      ========       ========


                                                                ROYCE CAPITAL FUND
                                                              -----------------------
                                                              SMALL-CAP    MICRO-CAP
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------
                                                                 2004         2004
                                                              ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $      0
  Risk & administrative expense (note 3)....................     (2,664)      (2,492)
                                                               --------     --------
     Net investment activity................................     (2,664)      (2,492)
                                                               --------     --------
Realized & unrealized gain on investments:
  Reinvested capital gains..................................     16,970       21,650
  Realized gain.............................................      1,527        1,474
  Unrealized gain...........................................     31,586        5,920
                                                               --------     --------
     Net gain on investments................................     50,083       29,044
                                                               --------     --------
          Net increase in contract owners' equity from
            operations......................................   $ 47,419     $ 26,552
                                                               ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                            PBHG
                                                                                         INSURANCE       UBS
                                                               THE PRUDENTIAL SERIES       SERIES       SERIES
                                                                     FUND, INC.             FUND        TRUST
                                                              ------------------------   ----------   ----------
                                                                            JENNISON      TECH. &        U.S.
                                                               JENNISON    20/20 FOCUS     COMM.      ALLOCATION
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------   ----------   ----------
                                                                 2004         2004          2004         2004
                                                              ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $      0      $      0     $      0
  Risk & administrative expense (note 3)....................       (198)         (96)          (47)          (2)
                                                               --------     --------      --------     --------
     Net investment activity................................       (198)         (96)          (47)          (2)
                                                               --------     --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................          0            0             0            0
  Realized gain (loss)......................................      1,314            3           (49)           4
  Unrealized gain...........................................          0        1,752           518           24
                                                               --------     --------      --------     --------
     Net gain on investments................................      1,314        1,755           469           28
                                                               --------     --------      --------     --------
          Net increase in contract owners' equity from
         operations.........................................   $  1,116     $  1,659      $    422     $     26
                                                               ========     ========      ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                             OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------
                                                        EQUITY                   MONEY MARKET
                                                      SUBACCOUNT                  SUBACCOUNT
                                               ------------------------    -------------------------
                                                  2004          2003          2004           2003
                                               ----------    ----------    -----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (40,292)   $  (25,680)   $    (4,478)   $   (9,676)
  Reinvested capital gains...................           0             0              0             0
  Realized gain (loss).......................      21,697       (60,924)           (10)        2,394
  Unrealized gain............................     391,548       897,522              0             0
                                               ----------    ----------    -----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations........     372,953       810,918         (4,488)       (7,282)
                                               ----------    ----------    -----------    ----------
Equity transactions:
  Contract purchase payments.................     839,179       594,595        611,277     1,021,206
  Transfers from fixed & other subaccounts...     297,333        70,750        855,477       205,831
  Withdrawals, surrenders & death benefit
     payments................................    (542,686)     (231,856)      (251,727)     (799,858)
  Surrender charges (note 3).................        (704)         (208)            (7)       (1,945)
  Transfers to fixed & other subaccounts.....    (335,599)      (27,307)    (1,291,270)     (556,902)
                                               ----------    ----------    -----------    ----------
     Net equity transactions.................     257,523       405,974        (76,250)     (131,668)
                                               ----------    ----------    -----------    ----------
       Net change in contract owners'
          equity.............................     630,476     1,216,892        (80,738)     (138,950)
                                               ----------    ----------    -----------    ----------
Contract owners' equity:
  Beginning of period........................   2,905,483     1,688,591      1,324,634     1,463,584
                                               ----------    ----------    -----------    ----------
  End of period..............................  $3,535,959    $2,905,483    $ 1,243,896    $1,324,634
                                               ==========    ==========    ===========    ==========
Change in units:
  Beginning units............................     149,235       123,529        103,074       113,201
                                               ----------    ----------    -----------    ----------
  Units purchased............................      55,942        42,327        116,058       104,916
  Units redeemed.............................     (41,460)      (16,621)      (122,011)     (115,043)
                                               ----------    ----------    -----------    ----------
  Ending units...............................     163,717       149,235         97,121       103,074
                                               ==========    ==========    ===========    ==========

                                                            OHIO NATIONAL FUND, INC.
                                               --------------------------------------------------
                                                        BOND                       OMNI
                                                     SUBACCOUNT                 SUBACCOUNT
                                               ----------------------    ------------------------
                                                 2004         2003          2004          2003
                                               ---------    ---------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (9,114)   $  25,337    $      726    $    5,083
  Reinvested capital gains...................          0            0             0             0
  Realized gain (loss).......................      7,651       17,253       (65,778)      (79,085)
  Unrealized gain............................     29,765       16,052       139,596       324,488
                                               ---------    ---------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations........     28,302       58,642        74,544       250,486
                                               ---------    ---------    ----------    ----------
Equity transactions:
  Contract purchase payments.................    204,987      149,653       214,595       196,464
  Transfers from fixed & other subaccounts...     13,036      260,994        13,768        14,763
  Withdrawals, surrenders & death benefit
     payments................................   (156,819)     (65,284)     (208,319)     (125,580)
  Surrender charges (note 3).................        (32)           0           (27)          (45)
  Transfers to fixed & other subaccounts.....    (26,531)    (325,193)      (47,999)      (18,107)
                                               ---------    ---------    ----------    ----------
     Net equity transactions.................     34,641       20,170       (27,982)       67,495
                                               ---------    ---------    ----------    ----------
       Net change in contract owners'
          equity.............................     62,943       78,812        46,562       317,981
                                               ---------    ---------    ----------    ----------
Contract owners' equity:
  Beginning of period........................    612,160      533,348     1,299,744       981,763
                                               ---------    ---------    ----------    ----------
  End of period..............................  $ 675,103    $ 612,160    $1,346,306    $1,299,744
                                               =========    =========    ==========    ==========
Change in units:
  Beginning units............................     36,807       34,951       107,499       101,108
                                               ---------    ---------    ----------    ----------
  Units purchased............................     12,222       10,932        18,921        19,811
  Units redeemed.............................    (10,175)      (9,076)      (21,061)      (13,420)
                                               ---------    ---------    ----------    ----------
  Ending units...............................     38,854       36,807       105,359       107,499
                                               =========    =========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                               OHIO NATIONAL FUND, INC.
                                                 ----------------------------------------------------
                                                      INTERNATIONAL            CAPITAL APPRECIATION
                                                        SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------
                                                    2004          2003          2004          2003
                                                 ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $  (20,560)   $   (9,581)   $  (16,802)   $  (14,276)
  Reinvested capital gains.....................           0             0             0             0
  Realized gain (loss).........................     (94,075)      (81,567)       27,016       (12,380)
  Unrealized gain..............................     281,046       411,144       189,993       403,072
                                                 ----------    ----------    ----------    ----------
     Net increase in contract owners' equity
       from operations.........................     166,411       319,996       200,207       376,416
                                                 ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................     257,068       262,796       353,531       313,740
  Transfers from fixed & other subaccounts.....     175,917        27,542        88,199        31,370
  Withdrawals, surrenders & death benefit
     payments..................................    (282,611)     (147,642)     (212,840)     (169,577)
  Surrender charges (note 3)...................        (645)         (339)          (48)         (183)
  Transfers to fixed & other subaccounts.......    (181,787)       (9,790)      (45,615)      (24,446)
                                                 ----------    ----------    ----------    ----------
     Net equity transactions...................     (32,058)      132,567       183,227       150,904
                                                 ----------    ----------    ----------    ----------
       Net change in contract owners' equity...     134,353       452,563       383,434       527,320
                                                 ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................   1,417,353       964,790     1,668,763     1,141,443
                                                 ----------    ----------    ----------    ----------
  End of period................................  $1,551,706    $1,417,353    $2,052,197    $1,668,763
                                                 ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     119,596       106,506        69,937        62,081
                                                 ----------    ----------    ----------    ----------
  Units purchased..............................      30,213        28,763        16,964        17,311
  Units redeemed...............................     (32,344)      (15,673)       (9,417)       (9,455)
                                                 ----------    ----------    ----------    ----------
  Ending units.................................     117,465       119,596        77,484        69,937
                                                 ==========    ==========    ==========    ==========

                                                             OHIO NATIONAL FUND, INC.
                                                 ------------------------------------------------
                                                        DISCOVERY            INTERNATIONAL SMALL
                                                        SUBACCOUNT            COMPANY SUBACCOUNT
                                                 ------------------------    --------------------
                                                    2004          2003         2004        2003
                                                 ----------    ----------    --------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $  (29,923)   $  (24,461)   $ (1,114)   $ (2,899)
  Reinvested capital gains.....................           0             0           0           0
  Realized gain (loss).........................     (84,792)     (151,995)     11,051     (20,751)
  Unrealized gain..............................     312,372       772,401      78,298     137,699
                                                 ----------    ----------    --------    --------
     Net increase in contract owners' equity
       from operations.........................     197,657       595,945      88,235     114,049
                                                 ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments...................     328,012       411,235     111,974      83,786
  Transfers from fixed & other subaccounts.....       4,480        15,109      77,133      45,077
  Withdrawals, surrenders & death benefit
     payments..................................    (456,937)     (250,217)    (90,860)    (46,311)
  Surrender charges (note 3)...................        (770)       (1,335)        (35)        (41)
  Transfers to fixed & other subaccounts.......     (60,691)      (80,774)    (24,455)    (19,711)
                                                 ----------    ----------    --------    --------
     Net equity transactions...................    (185,906)       94,018      73,757      62,800
                                                 ----------    ----------    --------    --------
       Net change in contract owners' equity...      11,751       689,963     161,992     176,849
                                                 ----------    ----------    --------    --------
Contract owners' equity:
  Beginning of period..........................   2,207,973     1,518,010     381,141     204,292
                                                 ----------    ----------    --------    --------
  End of period................................  $2,219,724    $2,207,973    $543,133    $381,141
                                                 ==========    ==========    ========    ========
Change in units:
  Beginning units..............................      97,339        90,903      22,582      18,382
                                                 ----------    ----------    --------    --------
  Units purchased..............................      14,604        23,482      10,636       9,035
  Units redeemed...............................     (22,535)      (17,046)     (6,235)     (4,835)
                                                 ----------    ----------    --------    --------
  Ending units.................................      89,408        97,339      26,983      22,582
                                                 ==========    ==========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                  OHIO NATIONAL FUND, INC.
                            -----------------------------------------------------------------------------------------------------
                              AGGRESSIVE GROWTH        SMALL CAP GROWTH        MID CAP OPPORTUNITY            S&P 500 INDEX
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                            ---------------------    --------------------    ------------------------    ------------------------
                              2004         2003        2004        2003         2004          2003          2004          2003
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity.............  $  (7,031)   $ (5,490)   $ (4,485)   $ (3,636)   $  (25,986)   $  (20,068)   $   (5,607)   $   (3,462)
  Reinvested capital
     gains................          0           0           0           0             0             0             0             0
  Realized gain (loss)....    (22,652)    (24,223)     (1,716)    (37,916)       13,523       (66,801)      (20,343)      (82,280)
  Unrealized gain.........     70,108     140,358      41,279     143,786       244,859       670,857       344,498       791,598
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
     Net increase in
       contract owners'
       equity from
       operations.........     40,425     110,645      35,078     102,234       232,396       583,988       318,548       705,856
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase
     payments.............    129,870     140,193      64,145      74,169       296,029       286,392       875,183       741,139
  Transfers from fixed &
     other subaccounts....     25,054      25,117      29,790      39,906        23,008        50,392        90,443        40,010
  Withdrawals, surrenders
     & death benefit
     payments.............   (124,936)    (56,760)    (44,588)    (52,897)     (249,541)     (323,544)     (595,909)     (455,459)
  Surrender charges (note
     3)...................        (31)       (414)        (16)       (409)          (36)         (813)         (616)         (810)
  Transfers to fixed &
     other subaccounts....    (26,905)    (20,956)    (40,113)    (67,796)      (37,291)      (26,620)     (184,310)      (63,151)
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
     Net equity
       transactions.......      3,052      87,180       9,218      (7,027)       32,169       (14,193)      184,791       261,729
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
       Net change in
          contract owners'
          equity..........     43,477     197,825      44,296      95,207       264,565       569,795       503,339       967,585
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period.....    509,981     312,156     318,683     223,476     1,844,166     1,274,371     3,404,368     2,436,783
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
  End of period...........  $ 553,458    $509,981    $362,979    $318,683    $2,108,731    $1,844,166    $3,907,707    $3,404,368
                            =========    ========    ========    ========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units.........     74,403      59,086      31,259      31,437        98,271        98,055       224,376       202,583
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
  Units purchased.........     22,702      26,907       9,243      13,693        16,753        22,444        59,347        59,686
  Units redeemed..........    (21,994)    (11,590)     (8,121)    (13,871)      (14,732)      (22,228)      (47,069)      (37,893)
                            ---------    --------    --------    --------    ----------    ----------    ----------    ----------
  Ending units............     75,111      74,403      32,381      31,259       100,292        98,271       236,654       224,376
                            =========    ========    ========    ========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                   SOCIAL                                EQUITY
                                 AWARENESS                               INCOME
                                 SUBACCOUNT         BLUE CHIP          SUBACCOUNT      HIGH INCOME BOND         CAPITAL GROWTH
                                  (NOTE 5)          SUBACCOUNT          (NOTE 5)          SUBACCOUNT              SUBACCOUNT
                                 ----------    --------------------    ----------    --------------------    --------------------
                                    2003         2004        2003         2003         2004        2003        2004        2003
                                 ----------    --------    --------    ----------    --------    --------    --------    --------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............      $     141     $    353    $    131     $     30     $ (2,565)   $ 10,746    $ (3,236)   $ (2,102)
  Reinvested capital
     gains.................              0            0           0            0            0           0           0           0
  Realized gain (loss).....        (49,400)       4,601         665       (1,337)       7,562          45      (2,252)     (9,094)
  Unrealized gain..........         54,712        9,989      21,855        2,057       21,332      17,909      49,165      62,626
                                 ---------     --------    --------     --------     --------    --------    --------    --------
     Net increase in
       contract owners'
       equity from
       operations..........          5,453       14,943      22,651          750       26,329      28,700      43,677      51,430
                                 ---------     --------    --------     --------     --------    --------    --------    --------
Equity transactions:
  Contract purchase
     payments..............         12,789       76,151      51,398        4,079      154,989     118,331      81,159      69,313
  Transfers from fixed &
     other subaccounts.....          1,676        7,139      32,242            0       75,968      20,294      53,342       4,209
  Withdrawals, surrenders &
     death benefit
     payments..............         (4,226)     (40,215)     (6,425)        (191)     (58,035)    (15,101)    (63,255)    (15,484)
  Surrender charges (note
     3)....................              0            0           0            0            0        (134)        (48)          0
  Transfers to fixed &
     other subaccounts.....       (100,978)        (479)     (7,322)     (20,662)     (43,651)     (2,904)    (46,410)     (1,697)
                                 ---------     --------    --------     --------     --------    --------    --------    --------
     Net equity
       transactions........        (90,739)      42,596      69,893      (16,774)     129,271     120,486      24,788      56,341
                                 ---------     --------    --------     --------     --------    --------    --------    --------
       Net change in
          contract owners'
          equity...........        (85,286)      57,539      92,544      (16,024)     155,600     149,186      68,465     107,771
                                 ---------     --------    --------     --------     --------    --------    --------    --------
Contract owners' equity:
  Beginning of period......         85,286      133,501      40,957       16,024      221,790      72,604     213,179     105,408
                                 ---------     --------    --------     --------     --------    --------    --------    --------
  End of period............      $       0     $191,040    $133,501     $      0     $377,390    $221,790    $281,644    $213,179
                                 =========     ========    ========     ========     ========    ========    ========    ========
Change in units:
  Beginning units..........         16,064       13,780       5,280        2,505       18,410       7,301      30,908      21,126
                                 ---------     --------    --------     --------     --------    --------    --------    --------
  Units purchased..........          2,404        8,513       9,540          645       16,794      12,778      18,532      13,112
  Units redeemed...........        (18,468)      (4,058)     (1,040)      (3,150)      (6,515)     (1,669)    (14,866)     (3,330)
                                 ---------     --------    --------     --------     --------    --------    --------    --------
  Ending units.............              0       18,235      13,780            0       28,689      18,410      34,574      30,908
                                 =========     ========    ========     ========     ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                   OHIO NATIONAL FUND, INC.
                                                              -------------------------------------------------------------------
                                                                NASDAQ-100 INDEX                                BRYTON GROWTH
                                                                   SUBACCOUNT         BRISTOL SUBACCOUNT          SUBACCOUNT
                                                              --------------------    -------------------    --------------------
                                                                2004        2003        2004       2003        2004        2003
                                                              --------    --------    --------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $ (2,635)   $ (1,763)   $    68     $    0     $   (336)   $   (127)
  Reinvested capital gains..................................         0           0      1,777          0            0           0
  Realized gain.............................................     9,689       4,308         17          0           73       1,127
  Unrealized gain (loss)....................................    11,567      42,810       (138)       117        2,912         539
                                                              --------    --------    -------     ------     --------    --------
     Net increase in contract owners' equity from
      operations............................................    18,621      45,355      1,724        117        2,649       1,539
                                                              --------    --------    -------     ------     --------    --------
Equity transactions:
  Contract purchase payments................................   109,585      57,842     14,355      1,358       22,791       2,100
  Transfers from fixed & other subaccounts..................    16,626      45,591          0          0       10,390      24,398
  Withdrawals, surrenders & death benefit payments..........   (44,567)     (8,895)    (1,036)         0         (166)          0
  Surrender charges (note 3)................................         0           0          0          0            0           0
  Transfers to fixed & other subaccounts....................   (37,205)    (40,022)         0          0      (14,881)    (14,742)
                                                              --------    --------    -------     ------     --------    --------
     Net equity transactions................................    44,439      54,516     13,319      1,358       18,134      11,756
                                                              --------    --------    -------     ------     --------    --------
       Net change in contract owners' equity................    63,060      99,871     15,043      1,475       20,783      13,295
                                                              --------    --------    -------     ------     --------    --------
Contract owners' equity:
  Beginning of period.......................................   178,195      78,324      1,475          0       13,801         506
                                                              --------    --------    -------     ------     --------    --------
  End of period.............................................  $241,255    $178,195    $16,518     $1,475     $ 34,584    $ 13,801
                                                              ========    ========    =======     ======     ========    ========
Change in units:
  Beginning units...........................................    49,264      31,591        144          0        1,513          74
                                                              --------    --------    -------     ------     --------    --------
  Units purchased...........................................    34,280      24,269      1,457        144        2,698       2,501
  Units redeemed............................................   (22,090)     (6,596)       (95)         0         (637)     (1,062)
                                                              --------    --------    -------     ------     --------    --------
  Ending units..............................................    61,454      49,264      1,506        144        3,574       1,513
                                                              ========    ========    =======     ======     ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                    DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                        -----------------------------------------------------------------------------------------
                                          FIRST QUARTER      FEBRUARY      MARCH       SECOND QUARTER        MAY          JUNE
                                           SUBACCOUNT       SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                        -----------------   ----------   ----------   -----------------   ----------   ----------
                                         2004      2003        2003         2003       2004      2003        2003         2003
                                        -------   -------   ----------   ----------   -------   -------   ----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  (133)  $    95    $     6      $     4     $  (157)  $   125    $     1      $     0
  Reinvested capital gains............        0         0          0            0           0         0          0            0
  Realized gain (loss)................       73       186       (649)         (56)         49       220       (126)        (107)
  Unrealized gain.....................      214     1,545        660          135         177     1,460        126           97
                                        -------   -------    -------      -------     -------   -------    -------      -------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................      154     1,826         17           83          69     1,805          1          (10)
                                        -------   -------    -------      -------     -------   -------    -------      -------
Equity transactions:
  Contract purchase payments..........    2,806     1,115        548          982       1,935     1,757          0            0
  Transfers from fixed & other
     subaccounts......................        0     8,069      1,771        1,358           0    13,653        770          794
  Withdrawals, surrenders & death
     benefit payments.................     (346)     (281)         0            0        (291)     (316)         0            0
  Surrender charges (note 3)..........        0         0          0            0           0         0          0            0
  Transfers to fixed & other
     subaccounts......................     (198)   (3,213)    (5,207)      (3,047)       (792)   (6,746)    (1,373)      (1,452)
                                        -------   -------    -------      -------     -------   -------    -------      -------
     Net equity transactions..........    2,262     5,690     (2,888)        (707)        852     8,348       (603)        (658)
                                        -------   -------    -------      -------     -------   -------    -------      -------
       Net change in contract owners'
          equity......................    2,416     7,516     (2,871)        (624)        921    10,153       (602)        (668)
                                        -------   -------    -------      -------     -------   -------    -------      -------
Contract owners' equity:
  Beginning of period.................    7,939       423      2,871          624      11,205     1,052        602          668
                                        -------   -------    -------      -------     -------   -------    -------      -------
  End of period.......................  $10,355   $ 7,939    $     0      $     0     $12,126   $11,205    $     0      $     0
                                        =======   =======    =======      =======     =======   =======    =======      =======
Change in units:
  Beginning units.....................      750        49        307           62         903       107         59           70
                                        -------   -------    -------      -------     -------   -------    -------      -------
  Units purchased.....................      264       741         64          107         164       845          0            0
  Units redeemed......................      (53)      (40)      (371)        (169)        (95)      (49)       (59)         (70)
                                        -------   -------    -------      -------     -------   -------    -------      -------
  Ending units........................      961       750          0            0         972       903          0            0
                                        =======   =======    =======      =======     =======   =======    =======      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                 DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                  -----------------------------------------------------------------------------------------------
                                    THIRD QUARTER         AUGUST      SEPTEMBER      FOURTH QUARTER       NOVEMBER      DECEMBER
                                      SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                  ------------------    ----------    ----------    -----------------    ----------    ----------
                                   2004       2003         2003          2003        2004      2003         2003          2003
                                  -------    -------    ----------    ----------    ------    -------    ----------    ----------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity.......  $   (82)   $    52     $     0       $     1      $  (63)   $    34     $     2       $     1
  Reinvested capital gains......        0          0           0             0           0          0           0             0
  Realized gain (loss)..........      478         18        (101)          (38)         45        126         (55)          (86)
  Unrealized gain (loss)........      (70)       748          92            29          86        545          61            63
                                  -------    -------     -------       -------      ------    -------     -------       -------
     Net increase (decrease) in
       contract owners' equity
       from operations..........      326        818          (9)           (8)         68        705           8           (22)
                                  -------    -------     -------       -------      ------    -------     -------       -------
Equity transactions:
  Contract purchase payments....    1,980      2,102           3             0       2,109      1,833           8             7
  Transfers from fixed & other
     subaccounts................    6,607      3,090           0             0           0      2,530       1,322           690
  Withdrawals, surrenders &
     death benefit payments.....     (237)       (66)        (80)            0        (304)      (180)          0             0
  Surrender charges (note 3)....        0          0           0             0           0          0           0             0
  Transfers to fixed & other
     subaccounts................   (6,898)    (1,889)       (819)         (745)       (200)    (1,242)     (2,310)       (1,258)
                                  -------    -------     -------       -------      ------    -------     -------       -------
     Net equity transactions....    1,452      3,237        (896)         (745)      1,605      2,941        (980)         (561)
                                  -------    -------     -------       -------      ------    -------     -------       -------
       Net change in contract
          owners' equity........    1,778      4,055        (905)         (753)      1,673      3,646        (972)         (583)
                                  -------    -------     -------       -------      ------    -------     -------       -------
Contract owners' equity:
  Beginning of period...........    5,293      1,238         905           753       4,736      1,090         972           583
                                  -------    -------     -------       -------      ------    -------     -------       -------
  End of period.................  $ 7,071    $ 5,293     $     0       $     0      $6,409    $ 4,736     $     0       $     0
                                  =======    =======     =======       =======      ======    =======     =======       =======
Change in units:
  Beginning units...............      431        124          94            83         369        104         124            71
                                  -------    -------     -------       -------      ------    -------     -------       -------
  Units purchased...............      718        322           0             0         172        290           1             1
  Units redeemed................     (584)       (15)        (94)          (83)        (41)       (25)       (125)          (72)
                                  -------    -------     -------       -------      ------    -------     -------       -------
  Ending units..................      565        431           0             0         500        369           0             0
                                  =======    =======     =======       =======      ======    =======     =======       =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                  DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                    ---------------------------------------------------------------------------------------------
                                      FIRST QUARTER       FEBRUARY       MARCH        SECOND QUARTER        MAY           JUNE
                                       SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                    -----------------    ----------    ----------    ----------------    ----------    ----------
                                     2004       2003        2003          2003        2004      2003        2003          2003
                                    -------    ------    ----------    ----------    ------    ------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $   (31)   $   40      $   1         $   1       $  (20)   $   11      $   0         $   0
  Reinvested capital gains........        0       233          0             0            0         0          0             0
  Realized gain (loss)............      484       (16)       (31)          (31)          58       (14)       (81)          (89)
  Unrealized gain (loss)..........     (213)      469         46            54           90       230         84            83
                                    -------    ------      -----         -----       ------    ------      -----         -----
     Net increase (decrease) in
       contract owners' equity
       from operations............      240       726         16            24          128       227          3            (6)
                                    -------    ------      -----         -----       ------    ------      -----         -----
Equity transactions:
  Contract purchase payments......      572       245        106           185          276       408          0             0
  Transfers from fixed & other
     subaccounts..................        0     1,243        249           168            0       798          0             0
  Withdrawals, surrenders & death
     benefit payments.............   (4,217)     (100)         0             0         (525)      (11)         0             0
  Surrender charges (note 3)......        0         0          0             0            0         0          0             0
  Transfers to fixed & other
     subaccounts..................        0      (372)      (672)         (570)           0      (293)      (224)         (265)
                                    -------    ------      -----         -----       ------    ------      -----         -----
     Net equity transactions......   (3,645)    1,016       (317)         (217)        (249)      902       (224)         (265)
                                    -------    ------      -----         -----       ------    ------      -----         -----
       Net change in contract
          owners' equity..........   (3,405)    1,742       (301)         (193)        (121)    1,129       (221)         (271)
                                    -------    ------      -----         -----       ------    ------      -----         -----
Contract owners' equity:
  Beginning of period.............    4,702     2,960        301           193        1,446       317        221           271
                                    -------    ------      -----         -----       ------    ------      -----         -----
  End of period...................  $ 1,297    $4,702      $   0         $   0       $1,325    $1,446      $   0         $   0
                                    =======    ======      =====         =====       ======    ======      =====         =====
Change in units:
  Beginning units.................      434       322         28            17          123        33         23            30
                                    -------    ------      -----         -----       ------    ------      -----         -----
  Units purchased.................       52       121         11            18           24        91          0             0
  Units redeemed..................     (376)       (9)       (39)          (35)         (44)       (1)       (23)          (30)
                                    -------    ------      -----         -----       ------    ------      -----         -----
  Ending units....................      110       434          0             0          103       123          0             0
                                    =======    ======      =====         =====       ======    ======      =====         =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                   DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                     --------------------------------------------------------------------------------------------
                                      THIRD QUARTER        AUGUST      SEPTEMBER      FOURTH QUARTER      NOVEMBER      DECEMBER
                                        SUBACCOUNT       SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                     ----------------    ----------    ----------    ----------------    ----------    ----------
                                      2004      2003        2003          2003        2004      2003        2003          2003
                                     ------    ------    ----------    ----------    ------    ------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $  (21)   $   16      $   0         $   0       $  (18)   $    9      $   1         $   0
  Reinvested capital gains.........       0        27          0             0            0         4          0             0
  Realized gain (loss).............      31       (17)       (23)          (10)          43       (14)       (10)          (28)
  Unrealized gain..................      91       107         19             6           36       146         23            25
                                     ------    ------      -----         -----       ------    ------      -----         -----
     Net increase (decrease) in
       contract owners' equity from
       operations..................     101       133         (4)           (4)          61       145         14            (3)
                                     ------    ------      -----         -----       ------    ------      -----         -----
Equity transactions:
  Contract purchase payments.......     395       465        (14)            0          350       409         (1)            0
  Transfers from fixed & other
     subaccounts...................       0       925        191           126            0       595          0             0
  Withdrawals, surrenders & death
     benefit payments..............    (621)      (13)         0             0         (282)      (59)         0             0
  Surrender charges (note 3).......       0         0          0             0            0         0          0             0
  Transfers to fixed & other
     subaccounts...................       0      (310)      (515)         (410)           0      (150)      (267)         (153)
                                     ------    ------      -----         -----       ------    ------      -----         -----
     Net equity transactions.......    (226)    1,067       (338)         (284)          68       795       (268)         (153)
                                     ------    ------      -----         -----       ------    ------      -----         -----
       Net change in contract
          owners' equity...........    (125)    1,200       (342)         (288)         129       940       (254)         (156)
                                     ------    ------      -----         -----       ------    ------      -----         -----
Contract owners' equity:
  Beginning of period..............   1,545       345        342           288        1,308       368        254           156
                                     ------    ------      -----         -----       ------    ------      -----         -----
  End of period....................  $1,420    $1,545      $   0         $   0       $1,437    $1,308      $   0         $   0
                                     ======    ======      =====         =====       ======    ======      =====         =====
Change in units:
  Beginning units..................     141        36         30            29           94        31         35            18
                                     ------    ------      -----         -----       ------    ------      -----         -----
  Units purchased..................      37       106         (1)            0           24        67          0             0
  Units redeemed...................     (56)       (1)       (29)          (29)         (19)       (4)       (35)          (18)
                                     ------    ------      -----         -----       ------    ------      -----         -----
  Ending units.....................     122       141          0             0           99        94          0             0
                                     ======    ======      =====         =====       ======    ======      =====         =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                      JANUS ADVISER SERIES
                               --------------------------------------------------------------------------------------------------
                                      GROWTH                  WORLDWIDE                  BALANCED            INTERNATIONAL GROWTH
                                    SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                               ---------------------    ---------------------    ------------------------    --------------------
                                 2004         2003        2004         2003         2004          2003         2004      2003(c)
                               ---------    --------    ---------    --------    ----------    ----------    --------    --------
Increase in contract owners'
  equity from operations:
  Net investment activity....  $  (9,543)   $ (6,863)   $  (5,839)   $ (3,095)   $    3,926    $    1,985    $    47      $    8
  Reinvested capital gains...          0           0            0           0             0             0          0           0
  Realized gain (loss).......     (3,533)    (16,484)     (26,881)    (45,937)       18,620        (2,118)       215          64
  Unrealized gain............     37,036     158,378       59,362     159,942        58,935       112,092      5,810          29
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
     Net increase in contract
       owners' equity from
       operations............     23,960     135,031       26,642     110,910        81,481       111,959      6,072         101
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
Equity transactions:
  Contract purchase
     payments................    224,868     229,434      217,276     203,641       508,675       378,588     26,181           0
  Transfers from fixed &
     other subaccounts.......     26,003       5,613       22,275      19,732       103,756        33,537     13,219         910
  Withdrawals, surrenders &
     death benefit
     payments................   (204,629)    (28,588)    (129,162)    (38,530)     (382,611)      (68,200)    (3,070)          0
  Surrender charges (note
     3)......................        (41)        (96)         (35)        (54)         (696)          (63)         0           0
  Transfers to fixed & other
     subaccounts.............    (42,829)    (41,395)    (130,931)    (47,221)     (123,763)      (41,684)         0           0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
     Net equity
       transactions..........      3,372     164,968      (20,577)    137,568       105,361       302,178     36,330         910
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
       Net change in contract
          owners' equity.....     27,332     299,999        6,065     248,478       186,842       414,137     42,402       1,011
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
Contract owners' equity:
  Beginning of period........    680,583     380,584      635,387     386,909     1,091,975       677,838      1,011           0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
  End of period..............  $ 707,915    $680,583    $ 641,452    $635,387    $1,278,817    $1,091,975    $43,413      $1,011
                               =========    ========    =========    ========    ==========    ==========    =======      ======
Change in units:
  Beginning units............     96,641      69,415       82,882      61,168       105,520        73,680         89           0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
  Units purchased............     36,462      39,233       31,855      34,639        57,323        43,386      3,404          89
  Units redeemed.............    (35,603)    (12,007)     (33,764)    (12,925)      (47,318)      (11,546)      (252)          0
                               ---------    --------    ---------    --------    ----------    ----------    -------      ------
  Ending units...............     97,500      96,641       80,973      82,882       115,525       105,520      3,241          89
                               =========    ========    =========    ========    ==========    ==========    =======      ======

---------------

(c) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                             STRONG VARIABLE INSURANCE FUNDS, INC
                                                              -------------------------------------------------------------------
                                                                 OPPORTUNITY II        MULTI CAP VALUE II     MID CAP GROWTH II
                                                                   SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                              ---------------------    ------------------    --------------------
                                                                2004         2003       2004       2003        2004        2003
                                                              ---------    --------    -------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (3,758)   $ (2,767)   $  (59)    $  (32)    $ (3,048)   $ (1,843)
  Reinvested capital gains..................................          0           0         0          0            0           0
  Realized gain (loss)......................................     17,083      (2,985)       11         27       (2,888)     (7,948)
  Unrealized gain...........................................     29,678      70,861       771        993       45,771      45,662
                                                              ---------    --------    ------     ------     --------    --------
     Net increase in contract owners' equity from
      operations............................................     43,003      65,109       723        988       39,835      35,871
                                                              ---------    --------    ------     ------     --------    --------
Equity transactions:
  Contract purchase payments................................     58,051      75,932       799      1,013       89,599      58,029
  Transfers from fixed & other subaccounts..................      7,727      10,014         0          0           46      18,296
  Withdrawals, surrenders & death benefit payments..........   (103,213)     (8,331)        0          0      (25,132)     (4,068)
  Surrender charges (note 3)................................        (79)        (15)        0          0            0           0
  Transfers to fixed & other subaccounts....................     (2,925)    (28,276)        0          0      (21,424)    (11,573)
                                                              ---------    --------    ------     ------     --------    --------
     Net equity transactions................................    (40,439)     49,324       799      1,013       43,089      60,684
                                                              ---------    --------    ------     ------     --------    --------
       Net change in contract owners' equity................      2,564     114,433     1,522      2,001       82,924      96,555
                                                              ---------    --------    ------     ------     --------    --------
Contract owners' equity:
  Beginning of period.......................................    273,918     159,485     3,974      1,973      187,027      90,472
                                                              ---------    --------    ------     ------     --------    --------
  End of period.............................................  $ 276,482    $273,918    $5,496     $3,974     $269,951    $187,027
                                                              =========    ========    ======     ======     ========    ========
Change in units:
  Beginning units...........................................     25,178      19,817       342        232       30,930      19,814
                                                              ---------    --------    ------     ------     --------    --------
  Units purchased...........................................      5,726       6,701        68        110       14,216      13,669
  Units redeemed............................................     (9,116)     (1,340)        0          0       (7,172)     (2,553)
                                                              ---------    --------    ------     ------     --------    --------
  Ending units..............................................     21,788      25,178       410        342       37,974      30,930
                                                              =========    ========    ======     ======     ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                              -------------------------------------------------------------------
                                                                GROWTH & INCOME         CORE US EQUITY          CAPITAL GROWTH
                                                                   SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                                              --------------------    -------------------    --------------------
                                                                2004        2003        2004       2003        2004        2003
                                                              --------    --------    --------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $    646    $    182    $     18    $  (129)   $   (969)   $   (956)
  Reinvested capital gains..................................         0           0           0          0           0           0
  Realized gain (loss)......................................     7,553       1,878       7,500       (543)      8,571      (3,406)
  Unrealized gain...........................................    17,903      20,883       4,872     10,253       6,644      24,439
                                                              --------    --------    --------    -------    --------    --------
     Net increase in contract owners' equity from
      operations............................................    26,102      22,943      12,390      9,581      14,246      20,077
                                                              --------    --------    --------    -------    --------    --------
Equity transactions:
  Contract purchase payments................................    48,715      40,877      49,367     22,968      67,308      50,221
  Transfers from fixed & other subaccounts..................    35,583      27,012      54,792      3,634      48,899      82,137
  Withdrawals, surrenders & death benefit payments..........   (42,490)    (19,074)    (17,902)    (1,387)    (40,371)     (2,812)
  Surrender charges (note 3)................................         0         (97)          0          0           0         (55)
  Transfers to fixed & other subaccounts....................    (9,239)     (9,688)    (61,458)    (2,594)    (77,652)    (52,499)
                                                              --------    --------    --------    -------    --------    --------
     Net equity transactions................................    32,569      39,030      24,799     22,621      (1,816)     76,992
                                                              --------    --------    --------    -------    --------    --------
       Net change in contract owners' equity................    58,671      61,973      37,189     32,202      12,430      97,069
                                                              --------    --------    --------    -------    --------    --------
Contract owners' equity:
  Beginning of period.......................................   131,895      69,922      56,090     23,888     168,301      71,232
                                                              --------    --------    --------    -------    --------    --------
  End of period.............................................  $190,566    $131,895    $ 93,279    $56,090    $180,731    $168,301
                                                              ========    ========    ========    =======    ========    ========
Change in units:
  Beginning units...........................................    13,914       9,051       6,734      3,664      21,564      11,143
                                                              --------    --------    --------    -------    --------    --------
  Units purchased...........................................     8,396       8,284       8,154      3,662      10,658      14,406
  Units redeemed............................................    (5,159)     (3,421)     (5,014)      (592)    (10,707)     (3,985)
                                                              --------    --------    --------    -------    --------    --------
  Ending units..............................................    17,151      13,914       9,874      6,734      21,515      21,564
                                                              ========    ========    ========    =======    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                            VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                     FUNDS -- CLASS I                       LAZARD RETIREMENT SERIES, INC
                                         ----------------------------------------    --------------------------------------------
                                           US REAL ESTATE        CORE PLUS FIXED       EMERGING MARKET            SMALL CAP
                                             SUBACCOUNT         INCOME SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                         -------------------    -----------------    --------------------    --------------------
                                           2004       2003       2004     2003(c)      2004        2003        2004        2003
                                         --------    -------    ------    -------    --------    --------    --------    --------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $    649    $  (334)   $   40    $   (3)    $ (1,587)   $ (1,571)   $ (7,383)   $ (4,633)
  Reinvested capital gains.............     2,722          0         4         0            0           0           0           0
  Realized gain (loss).................     1,455       (817)        0         0       31,419       6,551      16,019         (71)
  Unrealized gain......................    47,554      6,800         9        18       39,727      52,272      64,274     117,064
                                         --------    -------    ------    ------     --------    --------    --------    --------
     Net increase in contract owners'
       equity from operations..........    52,380      5,649        53        15       69,559      57,252      72,910     112,360
                                         --------    -------    ------    ------     --------    --------    --------    --------
Equity transactions:
  Contract purchase payments...........    69,059     15,264     1,110       122      123,494      85,415     197,779     127,972
  Transfers from fixed & other
     subaccounts.......................   152,375     11,351         0     1,000       83,857      24,860       4,852      59,337
  Withdrawals, surrenders & death
     benefit payments..................   (13,462)    (1,086)        0         0      (85,907)    (18,779)    (83,756)    (16,114)
  Surrender charges (note 3)...........         0          0         0         0            0         (17)          0        (147)
  Transfers to fixed & other
     subaccounts.......................    (1,792)    (9,033)        0         0      (44,730)    (22,743)    (24,172)    (56,094)
                                         --------    -------    ------    ------     --------    --------    --------    --------
     Net equity transactions...........   206,180     16,496     1,110     1,122       76,714      68,736      94,703     114,954
                                         --------    -------    ------    ------     --------    --------    --------    --------
       Net change in contract owners'
          equity.......................   258,560     22,145     1,163     1,137      146,273     125,988     167,613     227,314
                                         --------    -------    ------    ------     --------    --------    --------    --------
Contract owners' equity:
  Beginning of period..................    37,591     15,446     1,137         0      190,391      64,403     493,763     266,449
                                         --------    -------    ------    ------     --------    --------    --------    --------
  End of period........................  $296,151    $37,591    $2,300    $1,137     $336,664    $190,391    $661,376    $493,763
                                         ========    =======    ======    ======     ========    ========    ========    ========
Change in units:
  Beginning units......................     2,019      1,125       113         0       15,617       7,972      30,489      22,276
                                         --------    -------    ------    ------     --------    --------    --------    --------
  Units purchased......................    10,521      1,011       109       113       13,834      11,522      11,874      13,748
  Units redeemed.......................      (722)      (117)        0         0       (8,018)     (3,877)     (6,335)     (5,535)
                                         --------    -------    ------    ------     --------    --------    --------    --------
  Ending units.........................    11,818      2,019       222       113       21,433      15,617      36,028      30,489
                                         ========    =======    ======    ======     ========    ========    ========    ========

---------------

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                               --------------------------------------------------------------------------------------------------
                                    VIP MID-CAP              VIP CONTRAFUND              VIP GROWTH           VIP EQUITY INCOME
                                     SUBACCOUNT                SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                               ----------------------    ----------------------    ----------------------    --------------------
                                  2004         2003        2004         2003         2004         2003         2004      2003(c)
                               ----------    --------    --------    ----------    --------    ----------    --------    --------
Increase in contract owners'
  equity from operations:
  Net investment activity....  $  (11,380)   $ (4,897)   $ (5,959)    $ (2,539)    $ (4,618)    $ (2,783)    $   (308)   $    (85)
  Reinvested capital gains...           0           0           0            0            0            0          190           0
  Realized gain..............      42,310       3,155      11,681        3,346       17,742        3,793        2,430           2
  Unrealized gain (loss).....     173,256     159,633      68,633       59,719       (3,132)      62,014        9,334       2,764
                               ----------    --------    --------     --------     --------     --------     --------    --------
     Net increase in contract
       owners' equity from
       operations............     204,186     157,891      74,355       60,526        9,992       63,024       11,646       2,681
                               ----------    --------    --------     --------     --------     --------     --------    --------
Equity transactions:
  Contract purchase
     payments................     512,526     256,938     345,471      144,231      158,786      130,129       79,181       2,177
  Transfers from fixed &
     other subaccounts.......     105,052      39,227      50,829       59,402       72,182       76,788       81,622      30,672
  Withdrawals, surrenders &
     death benefit
     payments................    (109,073)    (25,300)    (79,308)     (27,829)     (97,179)     (30,793)      (2,534)          0
  Surrender charges (note
     3)......................         (22)       (214)          0          (16)         (30)        (158)           0           0
  Transfers to fixed & other
     subaccounts.............    (103,924)     (9,555)     (7,086)      (6,426)     (52,546)     (34,614)     (34,194)          0
                               ----------    --------    --------     --------     --------     --------     --------    --------
     Net equity
       transactions..........     404,559     261,096     309,906      169,362       81,213      141,352      124,075      32,849
                               ----------    --------    --------     --------     --------     --------     --------    --------
       Net change in contract
          owners' equity.....     608,745     418,987     384,261      229,888       91,205      204,376      135,721      35,530
                               ----------    --------    --------     --------     --------     --------     --------    --------
Contract owners' equity:
  Beginning of period........     646,303     227,316     345,623      115,735      333,017      128,641       35,530           0
                               ----------    --------    --------     --------     --------     --------     --------    --------
  End of period..............  $1,255,048    $646,303    $729,884     $345,623     $424,222     $333,017     $171,251    $ 35,530
                               ==========    ========    ========     ========     ========     ========     ========    ========
Change in units:
  Beginning units............      50,283      24,125      38,442       16,282       54,031       27,296        3,188           0
                               ----------    --------    --------     --------     --------     --------     --------    --------
  Units purchased............      42,994      29,373      42,056       25,993       33,077       32,407       11,265       3,188
  Units redeemed.............     (13,887)     (3,215)     (9,049)      (3,833)     (19,459)      (5,672)        (454)          0
                               ----------    --------    --------     --------     --------     --------     --------    --------
  Ending units...............      79,390      50,283      71,449       38,442       67,649       54,031       13,999       3,188
                               ==========    ========    ========     ========     ========     ========     ========    ========

---------------

(c) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                MFS VARIABLE INSURANCE TRUST-SERVICE CLASS
                                         ----------------------------------------------------------------------------------------
                                                                    INVESTORS
                                           NEW DISCOVERY          GROWTH STOCK          MID CAP GROWTH           TOTAL RETURN
                                             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                         ------------------    -------------------    -------------------    --------------------
                                          2004       2003        2004       2003        2004       2003        2004        2003
                                         -------    -------    --------    -------    --------    -------    --------    --------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $  (662)   $  (308)   $ (1,365)   $  (338)   $   (926)   $  (334)   $    575    $   (188)
  Reinvested capital gains.............        0          0           0          0           0          0           0           0
  Realized gain (loss).................      666         21          30        354       6,322        749       4,886        (180)
  Unrealized gain......................    3,836      7,333      11,033      5,103       3,479      7,179      39,234      28,053
                                         -------    -------    --------    -------    --------    -------    --------    --------
     Net increase in contract owners'
       equity from operations..........    3,840      7,046       9,698      5,119       8,875      7,594      44,695      27,685
                                         -------    -------    --------    -------    --------    -------    --------    --------
Equity transactions:
  Contract purchase payments...........   50,847     22,133     111,749     73,306      74,648     20,513     316,894     215,875
  Transfers from fixed & other
     subaccounts.......................      744          0          94      9,888       2,740     20,741      90,462      31,378
  Withdrawals, surrenders & death
     benefit payments..................   (4,677)       (40)     (6,067)      (120)     (5,437)      (911)    (89,283)     (6,345)
  Surrender charges (note 3)...........        0          0           0          0           0          0           0           0
  Transfers to fixed & other
     subaccounts.......................        0        (24)       (827)    (5,572)    (35,253)    (3,500)     (3,644)    (25,357)
                                         -------    -------    --------    -------    --------    -------    --------    --------
     Net equity transactions...........   46,914     22,069     104,949     77,502      36,698     36,843     314,429     215,551
                                         -------    -------    --------    -------    --------    -------    --------    --------
       Net change in contract owners'
          equity.......................   50,754     29,115     114,647     82,621      45,573     44,437     359,124     243,236
                                         -------    -------    --------    -------    --------    -------    --------    --------
Contract owners' equity:
  Beginning of period..................   36,239      7,124      87,418      4,797      51,399      6,962     326,587      83,351
                                         -------    -------    --------    -------    --------    -------    --------    --------
  End of period........................  $86,993    $36,239    $202,065    $87,418    $ 96,972    $51,399    $685,711    $326,587
                                         =======    =======    ========    =======    ========    =======    ========    ========
Change in units:
  Beginning units......................    3,542        917       9,461        628       6,156      1,124      29,795       8,704
                                         -------    -------    --------    -------    --------    -------    --------    --------
  Units purchased......................    5,031      2,633      11,655      9,110       8,579      5,145      35,734      22,217
  Units redeemed.......................     (459)        (8)       (777)      (277)     (4,443)      (113)     (8,422)     (1,126)
                                         -------    -------    --------    -------    --------    -------    --------    --------
  Ending units.........................    8,114      3,542      20,339      9,461      10,292      6,156      57,107      29,795
                                         =======    =======    ========    =======    ========    =======    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                       J P MORGAN SERIES TRUST II
                                                              ---------------------------------------------
                                                                 SMALL COMPANY            MID CAP VALUE
                                                                   SUBACCOUNT              SUBACCOUNT
                                                              --------------------    ---------------------
                                                                2004        2003        2004         2003
                                                              --------    --------    ---------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $   (916)   $   (296)   $  (2,686)   $ (1,407)
  Reinvested capital gains..................................         0           0        1,324           0
  Realized gain.............................................     1,227         260       29,118       1,544
  Unrealized gain...........................................    21,338       5,015       20,561      35,549
                                                              --------    --------    ---------    --------
     Net increase in contract owners' equity from
      operations............................................    21,649       4,979       48,317      35,686
                                                              --------    --------    ---------    --------
Equity transactions:
  Contract purchase payments................................    87,489      13,078      115,355      81,041
  Transfers from fixed & other subaccounts..................    10,161       2,504       52,217      30,921
  Withdrawals, surrenders & death benefit payments..........    (8,199)       (915)    (124,860)     (6,876)
  Surrender charges (note 3)................................         0           0            0           0
  Transfers to fixed & other subaccounts....................         0     (13,300)     (22,415)     (5,414)
                                                              --------    --------    ---------    --------
     Net equity transactions................................    89,451       1,367       20,297      99,672
                                                              --------    --------    ---------    --------
       Net change in contract owners' equity................   111,100       6,346       68,614     135,358
                                                              --------    --------    ---------    --------
Contract owners' equity:
  Beginning of period.......................................    23,919      17,573      204,279      68,921
                                                              --------    --------    ---------    --------
  End of period.............................................  $135,019    $ 23,919    $ 272,893    $204,279
                                                              ========    ========    =========    ========
Change in units:
  Beginning units...........................................     2,063       2,034       14,655       6,324
                                                              --------    --------    ---------    --------
  Units purchased...........................................     7,835         113       11,357       9,245
  Units redeemed............................................      (617)        (84)      (9,622)       (914)
                                                              --------    --------    ---------    --------
  Ending units..............................................     9,281       2,063       16,390      14,655
                                                              ========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES          CALVERT VARIABLE SERIES INC.
                             --------------------------------------------------------------------   -----------------------------
                                 REAL RETURN            TOTAL RETURN             GLOBAL BOND                SOCIAL EQUITY
                                  SUBACCOUNT             SUBACCOUNT              SUBACCOUNT              SUBACCOUNT (NOTE 5)
                             --------------------    -------------------    ---------------------   -----------------------------
                               2004        2003        2004       2003        2004         2003         2004           2003(b)
                             --------    --------    --------    -------    ---------    --------   ------------     ------------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............  $   (612)   $    601    $    632    $   642    $     881    $    505     $ (1,287)        $   (933)
  Reinvested capital
     gains.................    12,250       2,381       1,939        608       12,280         737            0                0
  Realized gain............     2,049       1,016          51        435        2,102          81        4,496            3,622
  Unrealized gain (loss)...     3,404         493       1,449       (404)       2,163       4,682        2,970           15,828
                             --------    --------    --------    -------    ---------    --------     --------         --------
     Net increase in
       contract owners'
       equity from
       operations..........    17,091       4,491       4,071      1,281       17,426       6,005        6,179           18,517
                             --------    --------    --------    -------    ---------    --------     --------         --------
Equity transactions:
  Contract purchase
     payments..............   184,152     127,279      92,650     59,154      154,710     124,830       19,664           16,578
  Transfers from fixed &
     other subaccounts.....   164,922      22,712       9,586     21,018       42,197       5,324            0           97,867
  Withdrawals, surrenders &
     death benefit
     payments..............   (33,681)        (28)    (20,687)    (2,384)    (104,484)          0      (31,905)         (16,423)
  Surrender charges (note
     3)....................         0           0           0          0            0           0            0              (22)
  Transfers to fixed &
     other subaccounts.....   (65,540)    (31,154)    (11,444)         0      (40,264)     (3,201)         (56)          (2,629)
                             --------    --------    --------    -------    ---------    --------     --------         --------
     Net equity
       transactions........   249,853     118,809      70,105     77,788       52,159     126,953      (12,297)          95,371
                             --------    --------    --------    -------    ---------    --------     --------         --------
       Net change in
          contract owners'
          equity...........   266,944     123,300      74,176     79,069       69,585     132,958       (6,118)         113,888
                             --------    --------    --------    -------    ---------    --------     --------         --------
Contract owners' equity:
  Beginning of period......   123,300           0      79,069          0      132,958           0      113,888                0
                             --------    --------    --------    -------    ---------    --------     --------         --------
  End of period............  $390,244    $123,300    $153,245    $79,069    $ 202,543    $132,958     $107,770         $113,888
                             ========    ========    ========    =======    =========    ========     ========         ========
Change in units:
  Beginning units..........    11,067           0       7,426          0       11,268           0       17,314                0
                             --------    --------    --------    -------    ---------    --------     --------         --------
  Units purchased..........    26,496      13,945       9,478      7,651       15,093      11,565        2,988           20,328
  Units redeemed...........    (4,970)     (2,878)     (2,996)      (225)     (10,631)       (297)      (4,805)          (3,014)
                             --------    --------    --------    -------    ---------    --------     --------         --------
  Ending units.............    32,593      11,067      13,908      7,426       15,730      11,268       15,497           17,314
                             ========    ========    ========    =======    =========    ========     ========         ========

---------------

(b) Period from May 2, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                               DREYFUS VARIABLE
                                                                INVESTMENT FUND                   ROYCE CAPITAL FUND
                                                              -------------------    --------------------------------------------
                                                                 APPRECIATION             SMALL CAP               MICRO-CAP
                                                                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                              -------------------    --------------------    --------------------
                                                               2004      2003(a)       2004      2003(a)       2004      2003(a)
                                                              -------    --------    --------    --------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $    15    $    12     $ (2,664)   $  (157)    $ (2,492)   $    (90)
  Reinvested capital gains..................................        0          0       16,970      3,096       21,650       1,374
  Realized gain.............................................       28         58        1,527        120        1,474         428
  Unrealized gain...........................................      109         54       31,586      1,156        5,920         506
                                                              -------    -------     --------    -------     --------    --------
     Net increase in contract owners' equity from
      operations............................................      152        124       47,419      4,215       26,552       2,218
                                                              -------    -------     --------    -------     --------    --------
Equity transactions:
  Contract purchase payments................................    3,357        625      104,897     52,352       95,891      16,967
  Transfers from fixed & other subaccounts..................      893      1,836      152,210     19,428      188,430      33,308
  Withdrawals, surrenders & death benefit payments..........   (1,125)         0      (21,427)         0       (9,541)    (13,198)
  Surrender charges (note 3)................................        0          0          (27)         0            0           0
  Transfers to fixed & other subaccounts....................     (442)    (1,008)        (851)    (1,743)     (31,009)     (1,743)
                                                              -------    -------     --------    -------     --------    --------
     Net equity transactions................................    2,683      1,453      234,802     70,037      243,771      35,334
                                                              -------    -------     --------    -------     --------    --------
       Net change in contract owners' equity................    2,835      1,577      282,221     74,252      270,323      37,552
                                                              -------    -------     --------    -------     --------    --------
Contract owners' equity:
  Beginning of period.......................................    1,577          0       74,252          0       37,552           0
                                                              -------    -------     --------    -------     --------    --------
  End of period.............................................  $ 4,412    $ 1,577     $356,473    $74,252     $307,875    $ 37,552
                                                              =======    =======     ========    =======     ========    ========
Change in units:
  Beginning units...........................................      135          0        5,319          0        2,557           0
                                                              -------    -------     --------    -------     --------    --------
  Units purchased...........................................      325        143       16,764      5,319       18,626       3,451
  Units redeemed............................................      (95)        (8)      (1,370)         0       (2,521)       (894)
                                                              -------    -------     --------    -------     --------    --------
  Ending units..............................................      365        135       20,713      5,319       18,662       2,557
                                                              =======    =======     ========    =======     ========    ========

---------------

(a) Period from May 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                                   PBHG INSURANCE      UBS SERIES
                                                          THE PRUDENTIAL SERIES FUND, INC            SERIES FUND         TRUST
                                                     -----------------------------------------    -----------------    ----------
                                                                              JENNISON 20/20                              U.S.
                                                          JENNISON                FOCUS              TECH & COMM       ALLOCATION
                                                         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                     -------------------    ------------------    -----------------    ----------
                                                       2004      2003(c)     2004      2003(c)     2004     2003(c)       2004
                                                     --------    -------    -------    -------    ------    -------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $   (198)     $ 0      $   (96)     $ 0      $  (47)    $ (1)        $ (2)
  Reinvested capital gains.........................         0        0            0        0           0        0            0
  Realized gain (loss).............................     1,314        0            3        0         (49)       1            4
  Unrealized gain..................................         0        1        1,752        2         518        3           24
                                                     --------      ---      -------      ---      ------     ----         ----
     Net increase in contract owners' equity from
      operations...................................     1,116        1        1,659        2         422        3           26
                                                     --------      ---      -------      ---      ------     ----         ----
Equity transactions:
  Contract purchase payments.......................    22,882       22       11,335       55       6,088      477          450
  Transfers from fixed & other subaccounts.........    23,968        0        5,020        0         648        0            0
  Withdrawals, surrenders & death benefit
     payments......................................         0        0            0        0           0        0          (88)
  Surrender charges (note 3).......................         0        0            0        0           0        0            0
  Transfers to fixed & other subaccounts...........   (47,936)       0            0        0        (584)       0            0
                                                     --------      ---      -------      ---      ------     ----         ----
     Net equity transactions.......................    (1,086)      22       16,355       55       6,152      477          362
                                                     --------      ---      -------      ---      ------     ----         ----
       Net change in contract owners' equity.......        30       23       18,014       57       6,574      480          388
                                                     --------      ---      -------      ---      ------     ----         ----
Contract owners' equity:
  Beginning of period..............................        23        0           57        0         480        0            0
                                                     --------      ---      -------      ---      ------     ----         ----
  End of period....................................  $     53      $23      $18,071      $57      $7,054     $480         $388
                                                     ========      ===      =======      ===      ======     ====         ====
Change in units:
  Beginning units..................................         2        0            5        0          44        0            0
                                                     --------      ---      -------      ---      ------     ----         ----
  Units purchased..................................     2,101        2        1,436        5         631       44           40
  Units redeemed...................................    (2,098)       0            0        0         (57)       0           (7)
                                                     --------      ---      -------      ---      ------     ----         ----
  Ending units.....................................         5        2        1,441        5         618       44           33
                                                     ========      ===      =======      ===      ======     ====         ====

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Janus Adviser Series, Strong Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund Service Class 2, MFS Variable Insurance
   Trust -- Service Class, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Class, The Prudential Series Fund, Inc., UBS Series Trust, and PBHG Insurance Series Fund (collectively the Funds). All the funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from ON Fund and Dow Fund of approximately $10.4 million for the year ended December 31, 2004.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portions of their contracts. Transfers to the ONLIC fixed portion of annuity contracts from the Account totaled $43,670 for the year ended December 31, 2004. Transfers from the ONLIC fixed portion of annuity contracts to the Account totaled $62,523 for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products :

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                                    ------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2004......................    163,717        $21.597987     $ 3,535,959     1.35%      10.93%       0.05%
        2003......................    149,235        $19.469237     $ 2,905,483     1.35%      42.43%       0.18%
        2002......................    123,529        $13.669538     $ 1,688,591     1.35%     -19.83%       0.37%
        2001......................    115,133        $17.049647     $ 1,962,974     1.35%      -9.66%       0.29%
        2000......................    114,667        $18.872661     $ 2,164,075     1.35%      -7.89%       0.29%
   MONEY MARKET SUBACCOUNT
        2004......................     97,121        $12.807711     $ 1,243,896     1.35%      -0.34%       0.99%
        2003......................    103,074        $12.851243     $ 1,324,634     1.35%      -0.60%       0.73%
        2002......................    113,201        $12.929045     $ 1,463,584     1.35%       0.04%       1.36%
        2001......................     71,555        $12.924293     $   924,796     1.35%       2.41%       3.87%
        2000......................     56,828        $12.619825     $   717,158     1.35%       4.93%       6.27%
   BOND SUBACCOUNT
        2004......................     38,854        $17.375575     $   675,103     1.35%       4.47%       0.00%
        2003......................     36,807        $16.631542     $   612,160     1.35%       8.99%       5.64%
        2002......................     34,951        $15.259783     $   533,348     1.35%       7.21%       6.03%
        2001......................     22,694        $14.233764     $   323,018     1.35%       6.97%       5.93%
        2000......................     44,642        $13.306447     $   594,029     1.35%       4.45%       6.87%
   OMNI SUBACCOUNT
        2004......................    105,359        $12.778232     $ 1,346,306     1.35%       5.69%       1.40%
        2003......................    107,499        $12.090792     $ 1,299,744     1.35%      24.52%       1.79%
        2002......................    101,108        $ 9.710079     $   981,763     1.35%     -23.80%       1.93%
        2001......................    102,201        $12.743583     $ 1,302,410     1.35%     -14.23%       1.89%
        2000......................    115,175        $14.857791     $ 1,711,242     1.35%     -15.98%       1.14%
   INTERNATIONAL SUBACCOUNT
        2004......................    117,465        $13.209970     $ 1,551,706     1.35%      11.47%       0.00%
        2003......................    119,596        $11.851173     $ 1,417,353     1.35%      30.83%       0.46%
        2002......................    106,506        $ 9.058520     $   964,790     1.35%     -21.71%       0.27%
        2001......................    107,016        $11.569981     $ 1,238,176     1.35%     -30.51%       0.00%
        2000......................    102,308        $16.649143     $ 1,703,347     1.35%     -23.23%       0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2004......................     77,484        $26.485361     $ 2,052,197     1.35%      11.00%       0.41%
        2003......................     69,937        $23.861066     $ 1,668,763     1.35%      29.78%       0.26%
        2002......................     62,081        $18.386422     $ 1,141,443     1.35%     -21.21%       0.20%
        2001......................     58,461        $23.337404     $ 1,364,329     1.35%       8.23%       0.51%
        2000......................     61,277        $21.562036     $ 1,321,259     1.35%      29.75%       0.73%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                                    ------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   DISCOVERY SUBACCOUNT
        2004......................     89,408        $24.826960     $ 2,219,724     1.35%       9.45%       0.00%
        2003......................     97,339        $22.683293     $ 2,207,973     1.35%      35.83%       0.00%
        2002......................     90,903        $16.699319     $ 1,518,010     1.35%     -33.63%       0.00%
        2001......................    103,072        $25.162584     $ 2,593,565     1.35%     -19.45%       0.00%
        2000......................    112,051        $31.240246     $ 3,500,492     1.35%     -12.40%       0.00%
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2004......................     26,983        $20.128608     $   543,133     1.35%      19.26%       1.11%
        2003......................     22,582        $16.878187     $   381,141     1.35%      51.87%       0.22%
        2002......................     18,382        $11.113756     $   204,292     1.35%     -16.14%       0.00%
        2001......................     17,022        $13.253141     $   225,600     1.35%     -30.22%       0.00%
        2000......................     18,696        $18.993697     $   355,103     1.35%     -31.20%       0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
        2004......................     75,111        $ 7.368530     $   553,458     1.35%       7.50%       0.00%
        2003......................     74,403        $ 6.854281     $   509,981     1.35%      29.74%       0.00%
        2002......................     59,086        $ 5.283043     $   312,156     1.35%     -28.88%       0.00%
        2001......................     51,052        $ 7.428111     $   379,220     1.35%     -32.73%       1.19%
        2000......................     40,338        $11.041934     $   445,412     1.35%     -28.31%       0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2004......................     32,381        $11.209752     $   362,979     1.35%       9.96%       0.00%
        2003......................     31,259        $10.194790     $   318,683     1.35%      43.41%       0.00%
        2002......................     31,437        $ 7.108637     $   223,476     1.35%     -30.07%       0.00%
        2001......................     31,749        $10.165257     $   322,732     1.35%     -40.31%       0.00%
        2000......................     37,758        $17.030607     $   643,045     1.35%     -17.98%       0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
        2004......................    100,292        $21.025847     $ 2,108,731     1.35%      12.04%       0.42%
        2003......................     98,271        $18.766091     $ 1,844,166     1.35%      44.39%       0.04%
        2002......................     98,055        $12.996454     $ 1,274,371     1.35%     -26.62%       0.00%
        2001......................    102,074        $17.711441     $ 1,807,877     1.35%     -14.00%       1.29%
        2000......................    120,285        $20.626461     $ 2,481,058     1.35%      -9.65%       0.00%
   S&P 500 INDEX SUBACCOUNT
        2004......................    236,654        $16.512291     $ 3,907,707     1.35%       8.83%       1.19%
        2003......................    224,376        $15.172578     $ 3,404,368     1.35%      26.14%       1.22%
        2002......................    202,583        $12.028576     $ 2,436,783     1.35%     -23.66%       1.13%
        2001......................    182,773        $15.756783     $ 2,879,919     1.35%     -14.49%       2.06%
        2000......................    189,273        $18.426977     $ 3,487,732     1.35%     -10.85%       3.13%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
        2002......................     16,064        $ 5.308960     $    85,286     1.35%     -29.27%       0.00%
        2001......................     15,174        $ 7.506050     $   113,898     1.35%     -20.85%       0.00%
        2000......................     18,847        $ 9.483906     $   178,742     1.35%     -13.95%       0.00%
   BLUE CHIP SUBACCOUNT
        2004......................     18,235        $10.476751     $   191,040     1.35%       8.14%       0.00%
        2003......................     13,780        $ 9.688215     $   133,501     1.35%      24.90%       1.49%
        2002......................      5,280        $ 7.756922     $    40,957     1.35%     -20.50%       1.09%
        2001......................      1,076        $ 9.757689     $    10,500     1.35%      -5.51%       0.73%
        2000......................        262        $10.326548     $     2,700     1.35%      -0.27%       0.65%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   EQUITY INCOME SUBACCOUNT (NOTE 5)
        2002......................      2,505        $ 6.397083     $    16,024     1.35%     -21.93%       1.61%
        2001......................        684        $ 8.194331     $     5,606     1.35%     -13.00%       1.50%
        2000......................        477        $ 9.419220     $     4,496     1.35%     -13.66%       1.50%
   HIGH INCOME BOND SUBACCOUNT
        2004......................     28,689        $13.154607     $   377,390     1.35%       9.19%       1.55%
        2003......................     18,410        $12.047143     $   221,790     1.35%      21.15%       8.26%
        2002......................      7,301        $ 9.943806     $    72,604     1.35%       2.56%      11.28%
        2001......................      2,250        $ 9.695650     $    21,819     1.35%       2.88%      13.10%
        2000......................      1,149        $ 9.424124     $    10,827     1.35%      -8.34%       7.17%
   CAPITAL GROWTH SUBACCOUNT
        2004......................     34,574        $ 8.146152     $   281,644     1.35%      18.11%       0.00%
        2003......................     30,908        $ 6.897135     $   213,179     1.35%      38.23%       0.00%
        2002......................     21,126        $ 4.989444     $   105,408     1.35%     -42.84%       0.00%
        2001......................     13,710        $ 8.728217     $   119,663     1.35%     -15.75%       0.00%
        2000......................     12,119        $10.359883     $   125,557     1.35%     -26.99%       0.00%
   NASDAQ-100 INDEX SUBACCOUNT
        2004......................     61,454        $ 3.925776     $   241,255     1.35%       8.53%       0.00%
        2003......................     49,264        $ 3.617177     $   178,195     1.35%      45.89%       0.00%
        2002......................     31,591        $ 2.479303     $    78,324     1.35%     -38.17%       0.00%
        2001......................      4,606        $ 4.009851     $    18,470     1.35%     -33.56%       0.00%
        2000......................        131        $ 6.034927     $       789     1.35%     -39.65%       0.00%       5/1/00
   BRISTOL SUBACCOUNT
        2004......................      1,506        $10.966446     $    16,518     1.35%       7.17%       0.00%
        2003......................        144        $10.232462     $     1,475     1.35%      30.69%       1.17%
   BRYTON GROWTH SUBACCOUNT
        2004......................      3,574        $ 9.677044     $    34,584     1.35%       6.07%       0.00%
        2003......................      1,513        $ 9.123508     $    13,801     1.35%      33.81%       0.00%
        2002......................         74        $ 6.818402     $       506     1.35%     -31.82%       0.00%       5/1/02
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2004......................        961        $10.779241     $    10,355     1.35%       1.83%       0.00%
        2003......................        750        $10.585044     $     7,939     1.35%      23.58%       3.20%
        2002......................         49        $ 8.565381     $       423     1.35%     -11.94%       3.19%
        2001......................         12        $ 9.726304     $       112     1.35%      -4.81%       1.56%
   FEBRUARY SUBACCOUNT
        2002......................        307        $ 9.347952     $     2,871     1.35%     -11.38%       4.19%
        2001......................        254        $10.547811     $     2,676     1.35%      -5.72%       2.06%
        2000......................          1        $11.187746     $        12     1.35%      11.88%       3.27%       2/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
     (CONTINUED)
   MARCH SUBACCOUNT
        2002......................         62        $10.109357     $       624     1.35%     -11.87%       4.78%
        2001......................         24        $11.471108     $       279     1.35%      -6.24%       1.40%
        2000......................         99        $12.234770     $     1,210     1.35%      22.35%       2.00%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2004......................        972        $12.473413     $    12,126     1.35%       0.57%       0.00%
        2003......................        903        $12.403069     $    11,205     1.35%      26.66%       3.40%
        2002......................        107        $ 9.792664     $     1,052     1.35%      -7.86%       3.88%
        2001......................         73        $10.627503     $       778     1.35%      -3.41%       1.89%
        2000......................         10        $11.002247     $       105     1.35%      10.02%       1.11%       4/3/00
   MAY SUBACCOUNT
        2002......................         59        $10.167294     $       602     1.35%      -9.16%       3.46%
        2001......................         32        $11.192028     $       354     1.35%      -2.82%       1.95%
        2000......................         11        $11.517087     $       122     1.35%      15.17%       1.85%       5/1/00
   JUNE SUBACCOUNT
        2002......................         70        $ 9.527080     $       668     1.35%      -8.84%       3.38%
        2001......................         41        $10.451075     $       427     1.35%      -2.63%       1.83%
        2000......................         25        $10.733519     $       270     1.35%       7.34%       1.62%       6/1/00
   THIRD QUARTER SUBACCOUNT
        2004......................        565        $12.525918     $     7,071     1.35%       1.96%       0.00%
        2003......................        431        $12.285097     $     5,293     1.35%      22.81%       3.09%
        2002......................        124        $10.003218     $     1,238     1.35%      -9.74%       3.02%
        2001......................         40        $11.082486     $       448     1.35%      -4.67%       1.79%
        2000......................         32        $11.624799     $       374     1.35%      16.25%       0.90%       7/3/00
   AUGUST SUBACCOUNT
        2002......................         94        $ 9.616858     $       905     1.35%      -8.80%       3.14%
        2001......................         49        $10.545026     $       519     1.35%      -4.35%       2.08%
        2000......................         33        $11.024036     $       367     1.35%      10.24%       0.57%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002......................         83        $ 9.058614     $       753     1.35%      -9.08%       2.95%
        2001......................         56        $ 9.963690     $       556     1.35%      -5.31%       1.77%
        2000......................         36        $10.522145     $       382     1.35%       5.22%       0.55%       9/1/00
   FOURTH QUARTER SUBACCOUNT
        2004......................        500        $12.812486     $     6,409     1.35%      -0.21%       0.00%
        2003......................        369        $12.839764     $     4,736     1.35%      22.17%       2.90%
        2002......................        104        $10.510065     $     1,090     1.35%      -6.93%       2.57%
        2001......................         63        $11.293163     $       708     1.35%      -2.90%       1.74%
        2000......................         36        $11.630397     $       420     1.35%      16.30%       0.25%      10/2/00
   NOVEMBER SUBACCOUNT
        2002......................        124        $ 7.865168     $       972     1.35%     -14.20%       2.74%
        2001......................         64        $ 9.167088     $       583     1.35%      -2.66%       1.72%
        2000......................         39        $ 9.417671     $       371     1.35%      -6.66%       0.28%
   DECEMBER SUBACCOUNT
        2002......................         71        $ 8.200448     $       583     1.35%     -14.74%       3.01%
        2001......................         37        $ 9.617872     $       356     1.35%      -2.21%       1.32%
        2000......................         34        $ 9.835583     $       331     1.35%      -1.70%       2.87%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2004......................        110        $11.836643     $     1,297     1.35%       9.21%       0.00%
        2003......................        434        $10.838384     $     4,702     1.35%      17.96%       2.39%
        2002......................        322        $ 9.188244     $     2,960     1.35%     -13.77%       3.07%
        2001......................        314        $10.655057     $     3,346     1.35%      -4.59%       1.90%
        2000......................        309        $11.167155     $     3,451     1.35%      11.67%       3.16%       1/3/00
   FEBRUARY SUBACCOUNT
        2002......................         28        $10.689089     $       301     1.35%      -8.72%       3.12%
        2001......................          7        $11.709600     $        88     1.35%      -2.77%       2.45%
        2000......................          4        $12.042671     $        43     1.35%      20.43%       3.05%       2/1/00
   MARCH SUBACCOUNT
        2002......................         17        $11.424038     $       193     1.35%     -10.13%       3.83%
        2001......................          7        $12.712174     $        92     1.35%      -5.87%       0.97%
        2000......................          6        $13.504691     $        83     1.35%      35.05%       3.01%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2004......................        103        $12.917878     $     1,325     1.35%       9.48%       0.00%
        2003......................        123        $11.799065     $     1,446     1.35%      21.61%       2.43%
        2002......................         33        $ 9.702465     $       317     1.35%     -10.73%       3.12%
        2001......................         18        $10.869088     $       197     1.35%     -11.83%       1.57%
        2000......................          8        $12.327140     $       102     1.35%      23.27%       2.43%       4/3/00
   MAY SUBACCOUNT
        2002......................         23        $ 9.683400     $       221     1.35%     -15.36%       3.31%
        2001......................         14        $11.441315     $       158     1.35%     -10.47%       2.33%
        2000......................          9        $12.779101     $       114     1.35%      27.79%       2.10%       5/1/00
   JUNE SUBACCOUNT
        2002......................         30        $ 9.169283     $       271     1.35%     -12.86%       3.27%
        2001......................         20        $10.522635     $       214     1.35%      -9.63%       1.14%
        2000......................          9        $11.643515     $       105     1.35%      16.44%       1.08%       6/1/00
   THIRD QUARTER SUBACCOUNT
        2004......................        122        $11.654989     $     1,420     1.35%       6.43%       0.00%
        2003......................        141        $10.951276     $     1,545     1.35%      13.36%       3.02%
        2002......................         36        $ 9.660918     $       345     1.35%     -11.98%       2.65%
        2001......................         19        $10.975399     $       210     1.35%      -6.56%       1.52%
        2000......................          9        $11.746019     $       109     1.35%      17.46%       1.06%       7/3/00
   AUGUST SUBACCOUNT
        2002......................         30        $11.548297     $       342     1.35%      -2.45%       2.21%
        2001......................         18        $11.837787     $       209     1.35%       0.53%       2.56%
        2000......................          9        $11.775902     $       100     1.35%      17.76%       1.08%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002......................         29        $ 9.970517     $       288     1.35%     -14.98%       2.74%
        2001......................         18        $11.727811     $       206     1.35%       0.99%       1.30%
        2000......................         11        $11.613288     $       123     1.35%      16.13%       0.87%       9/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5): (CONTINUED)
   FOURTH QUARTER SUBACCOUNT
        2004......................         99        $14.576759     $     1,437     1.35%       5.13%       0.00%
        2003......................         94        $13.864873     $     1,308     1.35%      17.95%       2.63%
        2002......................         31        $11.754453     $       368     1.35%      -7.15%       2.59%
        2001......................         19        $12.659273     $       247     1.35%       1.82%       2.19%
        2000......................          7        $12.432799     $        91     1.35%      24.33%       1.15%      10/2/00
   NOVEMBER SUBACCOUNT
        2002......................         35        $ 7.174692     $       254     1.35%     -16.50%       2.75%
        2001......................         21        $ 8.592807     $       182     1.35%       0.90%       1.16%
        2000......................          8        $ 8.516491     $        66     1.35%     -14.46%       0.58%
   DECEMBER SUBACCOUNT
        2002......................         18        $ 8.850626     $       156     1.35%     -18.64%       3.08%
        2001......................          9        $10.878367     $       103     1.35%       2.95%       2.32%
        2000......................          5        $10.566965     $        55     1.35%       5.62%       5.24%
   JANUS ADVISER SERIES:
   GROWTH SUBACCOUNT
        2004......................     97,500        $ 7.260655     $   707,915     1.35%       3.10%       0.00%
        2003......................     96,641        $ 7.042398     $   680,583     1.35%      28.45%       0.00%
        2002......................     69,415        $ 5.482775     $   380,584     1.35%     -27.47%       0.00%
        2001......................     41,550        $ 7.559084     $   314,078     1.35%     -24.26%       0.00%
        2000......................     26,949        $ 9.980280     $   268,959     1.35%     -14.26%       2.50%
   WORLDWIDE SUBACCOUNT
        2004......................     80,973        $ 7.921814     $   641,452     1.35%       3.33%       0.39%
        2003......................     82,882        $ 7.666199     $   635,387     1.35%      21.20%       0.72%
        2002......................     61,168        $ 6.325364     $   386,909     1.35%     -26.99%       0.36%
        2001......................     52,002        $ 8.663493     $   450,518     1.35%     -22.13%       0.14%
        2000......................     46,591        $11.126184     $   518,376     1.35%     -15.78%       2.68%
   BALANCED SUBACCOUNT
        2004......................    115,525        $11.069611     $ 1,278,817     1.35%       6.97%       1.68%
        2003......................    105,520        $10.348523     $ 1,091,975     1.35%      12.49%       1.56%
        2002......................     73,680        $ 9.199713     $   677,838     1.35%      -7.81%       1.96%
        2001......................     44,094        $ 9.979518     $   440,036     1.35%      -6.12%       2.19%
        2000......................     36,533        $10.629722     $   388,336     1.35%      -3.47%       5.88%
   INTERNATIONAL GROWTH SUBACCOUNT
        2004......................      3,241        $13.393020     $    43,413     1.35%      18.25%       1.65%
        2003......................         89        $11.325895     $     1,011     1.35%      13.26%      11.62%      10/1/03
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2004......................     21,788        $12.689902     $   276,482     1.35%      16.64%       0.00%
        2003......................     25,178        $10.879374     $   273,918     1.35%      35.18%       0.08%
        2002......................     19,817        $ 8.047865     $   159,485     1.35%     -27.80%       0.88%
        2001......................      5,945        $11.145870     $    66,267     1.35%      -4.99%       0.41%
        2000......................      4,565        $11.731765     $    53,552     1.35%       5.18%       0.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
     (CONTINUED)
   MULTI CAP VALUE II SUBACCOUNT
        2004......................        410        $13.401021     $     5,496     1.35%      15.21%       0.00%
        2003......................        342        $11.632173     $     3,974     1.35%      36.55%       0.13%
        2002......................        232        $ 8.518375     $     1,973     1.35%     -24.18%       0.63%
        2001......................         18        $11.235708     $       200     1.35%       2.73%       0.00%
        2000......................        182        $10.937292     $     1,993     1.35%       6.39%       1.38%
   MID CAP GROWTH II SUBACCOUNT
        2004......................     37,974        $ 7.108847     $   269,951     1.35%      17.56%       0.00%
        2003......................     30,930        $ 6.046759     $   187,027     1.35%      32.43%       0.00%
        2002......................     19,814        $ 4.566078     $    90,472     1.35%     -38.38%       0.00%
        2001......................     15,952        $ 7.410085     $   118,208     1.35%     -31.70%       0.00%
        2000......................     12,585        $10.849448     $   136,537     1.35%     -15.97%       0.00%
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2004......................     17,151        $11.110873     $   190,566     1.35%      17.21%       1.76%
        2003......................     13,914        $ 9.479323     $   131,895     1.35%      22.70%       1.52%
        2002......................      9,051        $ 7.725302     $    69,922     1.35%     -12.52%       3.22%
        2001......................      2,196        $ 8.831003     $    19,397     1.35%     -10.55%       0.65%
        2000......................      1,035        $ 9.872837     $    10,214     1.35%      -5.95%       0.42%
   CORE US EQUITY SUBACCOUNT
        2004......................      9,874        $ 9.446706     $    93,279     1.35%      13.41%       1.36%
        2003......................      6,734        $ 8.329966     $    56,090     1.35%      27.75%       0.98%
        2002......................      3,664        $ 6.520423     $    23,888     1.35%     -22.94%       0.88%
        2001......................      1,864        $ 8.461111     $    15,776     1.35%     -13.12%       0.50%
        2000......................      1,307        $ 9.739111     $    12,730     1.35%     -10.82%       1.01%
   CAPITAL GROWTH SUBACCOUNT
        2004......................     21,515        $ 8.400330     $   180,731     1.35%       7.63%       0.79%
        2003......................     21,564        $ 7.804780     $   168,301     1.35%      22.09%       0.38%
        2002......................     11,143        $ 6.392633     $    71,232     1.35%     -25.34%       0.36%
        2001......................      3,185        $ 8.562417     $    27,268     1.35%     -15.61%       0.21%
        2000......................      1,883        $10.146128     $    19,107     1.35%      -9.20%       0.23%
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -
     CLASS I:
   US REAL ESTATE SUBACCOUNT
        2004......................     11,818        $25.059133     $   296,151     1.35%      34.57%       1.85%
        2003......................      2,019        $18.621058     $    37,591     1.35%      35.68%       0.00%
        2002......................      1,125        $13.724066     $    15,446     1.35%      -2.11%       4.55%
        2001......................        838        $14.019726     $    11,752     1.35%       8.37%       7.14%
        2000......................        233        $12.936895     $     3,020     1.35%      27.55%       2.53%
   CORE PLUS FIXED INCOME SUBACCOUNT
        2004......................        222        $10.361744     $     2,300     1.35%       2.97%       3.72%
        2003......................        113        $10.062541     $     1,137     1.35%       0.63%       0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2004......................     21,433        $15.708095     $   336,664     1.35%      28.84%       0.67%
        2003......................     15,617        $12.191521     $   190,391     1.35%      50.90%       0.06%
        2002......................      7,972        $ 8.078966     $    64,403     1.35%      -2.81%       1.34%
        2001......................        711        $ 8.312779     $     5,914     1.35%      -6.35%       0.59%
        2000......................        461        $ 8.876193     $     4,093     1.35%     -29.03%       0.30%
   SMALL CAP SUBACCOUNT
        2004......................     36,028        $18.357319     $   661,376     1.35%      13.35%       0.00%
        2003......................     30,489        $16.194743     $   493,763     1.35%      35.40%       0.00%
        2002......................     22,276        $11.961101     $   266,449     1.35%     -18.77%       0.00%
        2001......................      8,224        $14.725694     $   121,099     1.35%      17.04%       0.11%
        2000......................        709        $12.581576     $     8,916     1.35%      19.44%       0.34%
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -
     SERVICE CLASS 2:
   VIP MID-CAP SUBACCOUNT
        2004......................     79,390        $15.808563     $ 1,255,048     1.35%      22.99%       0.00%
        2003......................     50,283        $12.853329     $   646,303     1.35%      36.41%       0.18%
        2002......................     24,125        $ 9.422471     $   227,316     1.35%     -11.22%       0.33%
        2001......................      4,838        $10.613775     $    51,350     1.35%      -4.81%       0.00%
        2000......................        911        $11.149859     $    10,155     1.35%      11.50%       0.49%       5/1/00
   VIP CONTRAFUND SUBACCOUNT
        2004......................     71,449        $10.215506     $   729,884     1.35%      13.62%       0.15%
        2003......................     38,442        $ 8.990841     $   345,623     1.35%      26.49%       0.19%
        2002......................     16,282        $ 7.107965     $   115,735     1.35%     -10.81%       0.14%
        2001......................      1,061        $ 7.969397     $     8,454     1.35%     -13.64%       0.45%
        2000......................        317        $ 9.228340     $     2,924     1.35%      -7.72%       0.00%       5/1/00
   VIP GROWTH SUBACCOUNT
        2004......................     67,649        $ 6.270947     $   424,222     1.35%       1.74%       0.12%
        2003......................     54,031        $ 6.163398     $   333,017     1.35%      30.78%       0.08%
        2002......................     27,296        $ 4.712906     $   128,641     1.35%     -31.23%       0.06%
        2001......................      4,076        $ 6.852748     $    27,933     1.35%     -18.97%       0.04%
        2000......................        813        $ 8.456846     $     6,877     1.35%     -15.43%       0.00%       5/1/00
   VIP EQUITY INCOME SUBACCOUNT
        2004......................     13,999        $12.232939     $   171,251     1.35%       9.75%       0.94%
        2003......................      3,188        $11.146397     $    35,530     1.35%      11.46%       0.00%      10/1/03
   MFS VARIABLE INSURANCE TRUST - SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2004......................      8,114        $10.721077     $    86,993     1.35%       4.79%       0.00%
        2003......................      3,542        $10.230959     $    36,239     1.35%      31.66%       0.00%
        2002......................        917        $ 7.771036     $     7,124     1.35%     -32.71%       0.00%
   INVESTORS GROWTH STOCK SUBACCOUNT
        2004......................     20,339        $ 9.935102     $   202,065     1.35%       7.53%       0.00%
        2003......................      9,461        $ 9.239429     $    87,418     1.35%      20.97%       0.00%
        2002......................        628        $ 7.637636     $     4,797     1.35%     -28.68%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST - SERVICE CLASS:
     (CONTINUED)
   MID CAP GROWTH SUBACCOUNT
        2004......................     10,292        $ 9.422469     $    96,972     1.35%      12.85%       0.00%
        2003......................      6,156        $ 8.349469     $    51,399     1.35%      34.79%       0.00%
        2002......................      1,124        $ 6.194421     $     6,962     1.35%     -44.19%       0.00%
   MFS TOTAL RETURN SUBACCOUNT
        2004......................     57,107        $12.007500     $   685,711     1.35%       9.54%       1.47%
        2003......................     29,795        $10.961278     $   326,587     1.35%      14.46%       1.23%
        2002......................      8,704        $ 9.576492     $    83,351     1.35%      -6.61%       0.54%
        2001......................        158        $10.254547     $     1,621     1.35%       2.55%       0.00%      11/1/01
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2004......................      9,281        $14.547478     $   135,019     1.35%      19.44%       0.00%
        2003......................      2,063        $11.594205     $    23,919     1.35%      34.17%       0.00%
        2002......................      2,034        $ 8.641547     $    17,573     1.35%     -22.70%       0.02%
   MID CAP VALUE SUBACCOUNT
        2004......................     16,390        $16.649549     $   272,893     1.35%      25.47%       0.30%
        2003......................     14,655        $13.939328     $   204,279     1.35%      27.90%       0.31%
        2002......................      6,324        $10.898536     $    68,921     1.35%      -0.53%       0.01%
   PIMCO VARIABLE INSURANCE TRUST -
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
        2004......................     32,593        $11.973265     $   390,244     1.35%       7.46%       1.08%
        2003......................     11,067        $11.141628     $   123,300     1.35%       7.40%       2.06%
   TOTAL RETURN SUBACCOUNT
        2004......................     13,908        $11.018470     $   153,245     1.35%       3.49%       1.90%
        2003......................      7,426        $10.646846     $    79,069     1.35%       3.65%       2.66%
   GLOBAL BOND SUBACCOUNT
        2004......................     15,730        $12.876036     $   202,543     1.35%       9.13%       1.86%
        2003......................     11,268        $11.799242     $   132,958     1.35%      12.91%       2.14%
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
        2004......................     15,497        $ 6.954328     $   107,770     1.35%       5.73%       0.08%
        2003......................     17,314        $ 6.577645     $   113,888     1.35%      16.76%       0.02%       5/2/03
   DREYFUS VARIABLE INVESTMENT FUND:
   APPRECIATION SUBACCOUNT
        2004......................        365        $12.092543     $     4,412     1.35%       3.40%       1.77%
        2003......................        135        $11.695305     $     1,577     1.35%      16.95%       3.98%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2004......................     20,713        $17.210209     $   356,473     1.35%      23.28%       0.00%
        2003......................      5,319        $13.959822     $    74,252     1.35%      39.60%       0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
        2004......................     18,662        $16.497173     $   307,875     1.35%      12.33%       0.00%
        2003......................      2,557        $14.686946     $    37,552     1.35%      46.87%       0.00%       5/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                         INVESTMENT
                                    ACCUMULATION     VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                      UNITS***          UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                    ------------   --------------   -----------   ---------   --------   ----------   ---------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
        2004......................          5        $11.622710     $        53     1.35%       7.76%       0.00%
        2003......................          2        $10.785777     $        23     1.35%       7.86%       0.00%      10/1/03
   JENNISON 20/20 FOCUS SUBACCOUNT
        2004......................      1,441        $12.540687     $    18,071     1.35%      13.84%       0.00%
        2003......................          5        $11.016365     $        57     1.35%      10.16%       0.00%      10/1/03
   PBHG INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2004......................        618        $11.406981     $     7,054     1.35%       5.00%       0.00%
        2003......................         44        $10.863707     $       480     1.35%       8.64%       0.00%      10/1/03
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
        2004......................         33        $11.868970     $       388     1.35%       8.90%       0.16%

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.
                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following table illustrates product and contract level charges:

   The following charges are basic charges assessed through the daily reduction of unit values:

ANNUAL MORTALITY AND EXPENSE RISK FEES......................         1.00%
ANNUAL ADMINISTRATIVE EXPENSES..............................         0.35%
                                                                   ---------
  Total expenses............................................         1.35%

   The following charges are assessed through the redemption of units:

TRANSFER FEE -- per transfer
A transfer fee may be charged for each transfer of a
  participant's account values from one subaccount to
  another. The fee is charged against the subaccount from
  which the transfer is made (this fee is currently being
  waived)...................................................  $    5
SALES CHARGE MADE FROM PURCHASE PAYMENTS....................  No deduction
SURRENDER CHARGES
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's
  account value is made for any other reason than to make a
  plan payment to a participant.............................      0% to 7%
STATE PREMIUM TAXES
For states requiring a premium tax, taxes will be deducted
  when annuity payments begin. Otherwise, they will be
  deducted from purchase payments...........................  0% to 2 1/2%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(5) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective April 29, 2003, Subaccounts of the Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

ACQUIRED PORTFOLIOS                                           ACQUIRING PORTFOLIOS
Dow Target 10 -- February Portfolio                           Dow Target 10 -- January Portfolio
Dow Target 10 -- March Portfolio

Dow Target 10 -- May Portfolio                                Dow Target 10 -- April Portfolio
Dow Target 10 -- June Portfolio

Dow Target 10 -- August Portfolio                             Dow Target 10 -- July Portfolio
Dow Target 10 -- September Portfolio

Dow Target 10 -- November Portfolio                           Dow Target 10 -- October Portfolio
Dow Target 10 -- December Portfolio

Dow Target 5 -- February Portfolio                            Dow Target 5 -- January Portfolio
Dow Target 5 -- March Portfolio

Dow Target 5 -- May Portfolio                                 Dow Target 5 -- April Portfolio
Dow Target 5 -- June Portfolio

Dow Target 5 -- August Portfolio                              Dow Target 5 -- July Portfolio
Dow Target 5 -- September Portfolio

Dow Target 5 -- November Portfolio                            Dow Target 5 -- October Portfolio
Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

OHIO NATIONAL VARIABLE ACCOUNT D

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are incorporated by reference into Part B of this Registration Statement:



      Report of Independent Registered Public Accounting Firm KPMG LLP dated February 22, 2005



      Statements of Assets and Contract Owners' Equity, December 31, 2004



      Statements of Operations for the Periods Ended December 31, 2004



      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2004 and 2003



      Notes to Financial Statements, December 31, 2004


The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


      Report of Independent Registered Public Accounting Firm KPMG LLP dated March 28, 2005



      Consolidated Balance Sheets, December 31, 2004 and 2003



      Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002



      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002



      Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002



      Notes to Consolidated Financial Statements, December 31, 2004, 2003
      and 2002




The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:


      KPMG LLP


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Richard J. Bodner*                 Vice President, Corporate Services

Robert A. Bowen*                   Senior Vice President, Information Systems

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Chief Investment Officer

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

Therese S. McDonough*              Second Vice President, Counsel and Corporate Secretary

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Assistant General Counsel


James D. Purvis*                  Vice President, Financial Reporting


Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate


Edith F. Thompson*                Vice President, Individual Annuity Operations


Barbara A. Turner*                Vice President, Broker Dealer Operations

Paul J. Twilling*                 Vice President, Information Systems


Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency, Inc.                         Ohio                     100%



ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27. NUMBER OF CONTRACTOWNERS

As of January 18, 2005, the Registrant's contracts were owned by 192 owners.



ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Michael Haverkamp                    Secretary and Director

      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

                                       20

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$269,229                            None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         U.S. Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202
(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 28th day of April, 2005.



                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Vice Chairman

Attest:

/s/Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President
and Counsel




As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 28th day of April, 2005.



                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Vice Chairman

Attest:


/s/Marc L. Collins
---------------------------------
Marc L. Collins
Second Vice President
and Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 April 28, 2005
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director


*s/ Jack E. Brown                          Director                             April 28, 2005
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 28, 2005
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             April 28, 2005
---------------------------------
 Victoria B. Buyniski  Gluckman


                                           Director
---------------------------------
George E. Castrucci


*s/ Raymond R. Clark                       Director                             April 28, 2005
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director, Principal                  April 28, 2005
----------------------                     Financial and Accounting
Ronald J. Dolan                            Officer

                                           Director
----------------------
 John W. Hayden

*s/ James F. Orr                           Director                             April 28, 2005
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             April 28, 2005
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             April 28, 2005
----------------------
 D. Gates Smith





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS



                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We consent to use of our reports for Ohio National Variable Account D dated February 22, 2005, and for The Ohio National Life Insurance Company and subsidiaries dated March 28, 2005, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 19 to File No. 33-81784. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003.

KPMG LLP
Columbus, Ohio
April 28, 2005